                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 MADISON AVENUE, NEW YORK, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  DECEMBER 31

Date of reporting period: JUNE 30, 2010

ITEM 1. Report to Shareholders

SEMI-ANNUAL REPORT

J U N E  3 0 ,  2 0 1 0

( u n a u d i t e d )

MARKET VECTORS

HARD ASSETS ETFs

MOO

KOL

GEX

Agribusiness
ETF

Coal
ETF

Global
Alternative
Energy ETF

GDX

GDXJ

NLR

Gold
Miners
ETF

Junior Gold
Miners ETF

Nuclear
Energy ETF

HAP

KWT

SLX

RVE
Hard Assets
Producers
ETF

Solar
Energy
ETF

Steel
ETF

MARKET VECTORS HARD ASSETS ETFs

Dear Shareholder:

This semi-annual report for the hard assets equity funds of the Market Vectors ETF Trust (the “Trust”) covers a period of challenge for hard assets commodities and their corresponding equity sectors. The year 2010 began with modest gains in the first quarter. However, investor sentiment turned dramatically in late April, as investor risk aversion heightened and fears of economic weakness resurfaced. As with the broader equity market, much of the decline in hard assets was accrued as the worsening of the European debt crisis caused investors to flee to the relative safety of the U.S. dollar, in turn making U.S. dollar-denominated commodities costlier in almost all other currencies. Other headwinds included rising stockpiles of oil, natural gas, grains and other commodities and China’s steps to curb its economic growth, which led to concerns about reduced demand from this major importer of hard assets. The major exception to this picture was precious metals, and gold in particular, which was the best performing hard assets sector by far, enjoying strong gains in exemplification of the flight to safety.

As conditions shifted markedly within the financial markets during the six months ended June 30, 2010, Van Eck Global continued to enhance the array of exchange-traded funds we offer our shareholders. During the semi-annual period, two new equity investment opportunities in the Market Vectors ETF family commenced operations—Egypt Index ETF and Latin America Small-Cap Index ETF. Meanwhile, during this semi-annual period, Market Vectors ETF Trust equity funds continued to make headlines given the unique targeted investment opportunities they offer.

Each of the Market Vectors ETF Trust equity funds in operation for the full six months met its objective of tracking, as closely as possible, before fees and expenses, the performance of its benchmark index.

Since the first ETF within the Market Vectors ETF Trust was introduced in May 2006, total assets under management in the twenty equity funds of the Trust grew to more than $13.9 billion as of June 30, 2010. Clearly, our shareholders recognize that the market continues to be filled with new investment opportunity, even as economic indicators remain mixed.

The continued enthusiasm for ETFs in general, and for Market Vectors ETFs in particular, further demonstrates the persistent interest in these types of investment vehicles on the part of individual investors and financial professionals alike. These products have enabled investors of all types to find new and exciting sector allocation solutions as well as innovative ways to trade, hedge or invest in specialized segments of the market that have remained largely untapped to date.

On the following pages, you will find a brief review of each of the Trust’s hard assets equity funds as well as their performance for the six-month period ended June 30, 2010. You will, of course, also find the financial statements and portfolio information for each.

I thank you for your participation in the Market Vectors ETF Trust. Please contact us at 1.888.MKT.VCTR or visit www.vaneck.com/etf if you have any questions.

We value your ongoing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust

July 28, 2010

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

AGRIBUSINESS ETF (ticker: MOO)

Market Vectors Agribusiness ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the DAXglobal® Agribusiness Index1 (DXAG). As of June 30, 2010, DXAG represented 44 publicly traded companies.

Fund Review

For the six months ended June 30, 2010 (the “reporting period”), the Fund declined 16.50%, while DXAG fell 16.60%.2

Agriculture-related stocks generated positive returns in the month of June after friendly crop data helped grains markets stage a surprise reversal on earlier losses. The USDA reported fewer than expected planted acres and lower than expected inventories, most notably in corn. The run-up in corn helped wheat to its biggest gain in six months despite data that put wheat acres and stockpiles above market estimates. Still, for the reporting period overall, agricultural equities struggled along with the broader global equity markets. Impacting the agribusiness industry particularly were early 2010 USDA reports that helped to establish a bearish tone in the grain markets with estimates of higher than anticipated planted acres and inventories. Another factor impacting the industry during much of the reporting period was concern that the sovereign debt and banking system crises in Europe would dent demand for U.S. crop exports for use in food, animal feed and biofuels. However, at the end of June, it appeared, as evidenced by increased use from ethanol and livestock producers, that corn and grain prices were considered by many to be quite attractive at then current levels. In other segments of the agribusiness industry, sugar experienced a sharp sell-off during the first half of 2010 following a particularly strong 2009. Coffee was the major consistently positive exception within the group, enjoying double-digit gains during the reporting period, supported by the lowest inventories in a decade, adverse weather and disease in many growing areas, such as Brazil.

Of the Fund’s ten largest holdings as of June 30, 2010, Deere & Co. and Brasil Foods (8.1% and 4.5% of Fund net assets1) generated positive returns during the reporting period. IOI, Wilmar International, Kubota and Syngenta (4.1%, 8.4%, 3.9%, and 8.0% of Fund net assets†, respectively) experienced share price declines, but each also outpaced DXAG on a relative basis. The remaining holdings in the Fund’s top ten lagged DXAG during the reporting period.

The Fund is subject to various risks including those associated with making investments in companies engaged in the agriculture business such as economic forces, energy and financial markets, government policies and regulations, and environmental laws and regulations. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

†All Fund assets referenced are Total Net Assets as of June 30, 2010.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The DAXglobal® Agribusiness Index (DXAG), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation. Deutsche Börse AG neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of DXAG or results to be obtained by any person using DXAG in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

The DAXglobal® Agribusiness Index (DXAG), calculated by Deutsche Börse AG, is a modified market capitalization-weighted index comprised of publicly traded companies engaged in the agriculture business that are traded on leading global exchanges.

[2]

The Fund is passively managed and may not hold each DXAG component in the same weighting as the DXAG and is subject to certain expenses that DXAG is not. The Fund thus may not exactly replicate the performance of DXAG.

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

Top Ten Holdings*
(unaudited)

Wilmar International Ltd.	8.4%
Deere & Co.	8.1%
Syngenta AG	8.0%
Monsanto Co.	7.6%
Potash Corp. of Saskatchewan, Inc.	7.2%
Archer-Daniels-Midland Co.	4.8%
Brasil Foods S.A.	4.5%
IOI Corp.	4.1%
Mosaic Co.	4.0%
Kubota Corp.	3.9%

As of June 30, 2010.
*	Percentage of net assets.
**	Percentage of investments.
Portfolio subject to change.

AGRIBUSINESS ETF

MOO PERFORMANCE RECORD
June 30, 2010 (unaudited)

	Total Return
	Share Price	NAV	DXAG

Year to Date	(17.26)%	(16.50)%	(16.60)%
One Year	6.17%	7.22%	7.72%
Life* (annualized)	(3.52)%	(3.29)%	(2.57)%
Life* (cumulative)	(9.66)%	(9.03)%	(7.11)%

*since 8/31/07

Gross Expense Ratio 0.56% / Net Expense Ratio 0.56%
The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.56% of average daily net assets per year until at least May 1, 2011. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/31/07) to the first day of secondary market trading in shares of the Fund (9/5/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

COAL ETF (ticker: KOL)

Market Vectors Coal ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Stowe Coal IndexSM (TCOAL)1. As of June 30, 2010, TCOAL represented 39 publicly traded companies.

Fund Review

For the six months ended June 30, 2010 (the “reporting period”), the Fund decreased 16.56%, while TCOAL fell 16.09%.2

Coal company equities struggled along with the broader equity markets during the reporting period. Particularly impacting the coal industry were reports early in the reporting period that China’s coal imports were predicted to decline in 2010 as the government took steps to cool its economic growth. Despite low coal prices, the sluggish economy did little to renew world energy demand and served as a headwind as did the imposition by the Australian government of a steep 40% profit tax earned from resources. Several of the major coal companies, including U.S.-based companies, operate major coal mining operations in Australia. That said, demand generated from the coldest winter in the eastern U.S. since 2000 helped buoy coal company performance as did a shift in sentiment to anticipated higher summer demand from China. In anticipation of the peak summer demand, Chinese users had begun by the end of the reporting period to build up stockpiles, sending coal prices higher in several parts of the world. Further, coal remained one of the world’s most rapidly growing fuel sources in the world and benefited from forecasts of surging steel demand as emerging nations industrialize and developed ones rebuild their aging infrastructure. Metallurgical coal is used in the production of steel, and it commands a higher price.

While each of the Fund’s ten largest holdings as of June 30, 2010 experienced a share price decline during the reporting period, Joy Global, Yanzhou Coal Mining, Peabody Energy and Bucyrus International (7.7%, 4.3%, 8.3% and 4.4% of Fund net assets†, respectively) outpaced TCOAL on a comparative basis. The remaining holdings in the Fund’s top ten lagged TCOAL during the reporting period.

The Fund is subject to various risks including those associated with making investments in the coal business such as changes in exchange rates, interest rates, government regulations, world events, depletion of resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business. Additional risks include worldwide energy price fluctuations, natural disasters, environmental damage claims and risks related to foreign investments. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

†All Fund assets referenced are Total Net Assets as of June 30, 2010.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The Stowe Coal IndexSM (TCOAL), a trademark of Stowe Global Indexes LLC, is licensed for use by Van Eck Associates Corporation. Stowe Global Indexes LLC neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of TCOAL or results to be obtained by any person using TCOAL in connection with trading the Fund. TCOAL is calculated and maintained by Standard & Poor’s Custom Indices, which neither sponsors nor endorses the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

The Stowe Coal Index (TCOAL) is a rules-based, modified-capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the coal industry.

[2]

The Fund is passively managed and may not hold each TCOAL component in the same weighting as TCOAL and is subject to certain expenses that TCOAL is not. The Fund thus may not exactly replicate the performance of TCOAL.

COAL ETF

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

Top Ten Holdings*
(unaudited)

Peabody Energy Corp.	8.3%
China Shenhua Energy Co. Ltd.	8.1%
China Coal Energy Co. Ltd.	7.9%
Joy Global, Inc.	7.7%
Consol Energy, Inc.	7.4%
Bumi Resources	4.9%
Alpha Natural Resources, Inc.	4.5%
Bucyrus International, Inc.	4.3%
Yanzhou Coal Mining Co. Ltd.	4.3%
Walter Energy, Inc.	4.1%

As of June 30, 2010.
*	Percentage of net assets.
**	Percentage of investments.
Portfolio subject to change.

KOL PERFORMANCE RECORD
June 30, 2010 (unaudited)

	Total Return
	Share Price	NAV	TCOAL

Year to Date	(17.47)%	(16.56)%	(16.09)%
One Year	29.98%	29.82%	31.14%
Life* (annualized)	(11.04)%	(10.83)%	(9.85)%
Life* (cumulative)	(25.11)%	(24.68)%	(22.61)%

*since 1/10/08

Gross Expense Ratio 0.59% / Net Expense Ratio 0.59%
The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.59% of average daily net assets per year until at least May 1, 2011. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/10/08) to the first day of secondary market trading in shares of the Fund (1/14/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

GLOBAL ALTERNATIVE ENERGY ETF (ticker: GEX)

Market Vectors Global Alternative Energy ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Ardour Global IndexSM (Extra Liquid)1 (AGIXLT). As of June 30, 2010, AGIXLT represented 30 publicly traded companies.

Fund Review

For the six months ended June 30, 2010 (the “reporting period”), the Fund decreased 26.54%, while AGIXLT fell 26.40%.2

Global alternative energy stocks were impacted by two major developments during the reporting period—1) concerns over Greek default and wider debt problems in Europe and 2) weakness in the euro. Greece, Portugal, Italy and Spain were all expected to be strong markets for renewables, particularly wind and solar, and these nations’ sovereign debt crises increased the risk of reduced government support. Another consequence of peripheral Europe’s much-headlined problems was an increased reluctance by banks to lend to alternative energy-related projects. Weakness in the euro also weighed heavily on industry stock prices, especially for solar manufacturers whose cost base is in U.S. dollars—particularly the Chinese manufacturers. Conversely, the currency move provided benefits for manufacturers within the Eurozone, such as Germany and France who remained fully committed to supporting the alternative energy industry and who were in the process of introducing higher targets for renewables. Also on the positive side, while the BP oil spill in the Gulf of Mexico was a catastrophe, the magnitude of the disaster may highlight the technical challenges in recovering oil from the deepwater reserves needed to meet global oil demand and may lead to a more affirmative policy response from the U.S. administration that would promote a federal renewable portfolio standard. Further, despite difficult market and economic conditions, fundamentals within the industry did not weaken, with key long-term drivers—rising energy prices, energy security concerns and climate change—intact. Lower prices with undamaged fundamentals led many analysts to believe that valuations for global alternative energy stocks with strong growth potential over the mid- to long-term were attractive at the end of the reporting period.

Of the Fund’s ten largest holdings as of June 30, 2010, only Cree generated a positive return during the reporting period and Covanta, Itron, Kurita Water Industries, First Solar and Verbund (7.4%, 4.0%, 4.2%, 5.0%, 7.1% and 3.8% of Fund net assets†, respectively) experienced share price declines during the reporting period but each also outpaced AGIXLT on a relative basis. The remaining holdings in the Fund’s top ten lagged AGIXLT during the reporting period.

The Fund is subject to various risks including those associated with making investments in alternative energy companies such as obsolescence of technology, short product cycles, commodity price volatility, depletion of resources, technical developments and risks associated with companies with a limited operating history. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

†All Fund assets referenced are Total Net Assets as of June 30, 2010.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

“Ardour Global IndexesSM, LLC”, “ARDOUR GLOBAL INDEXSM (Extra Liquid)”, and “ARDOUR – XLSM” are service marks of Ardour Global IndexesSM, LLC and have been licensed for use by Van Eck Associates Corporation. The Fund is not sponsored, endorsed, sold or promoted by Ardour Global IndexesSM, LLC and Ardour Global IndexesSM, LLC makes no representation regarding the advisability of investing in the Fund. AGIXLT is calculated by Dow Jones Indexes. The Fund, based on the AGIXLT, is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

The Ardour Global IndexSM (Extra Liquid) (AGIXLT) is a rules-based, global capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the alternative energy industry.

[2]

The Fund is passively managed and may not hold each AGIXLT component in the same weighting as the AGIXLT and is subject to certain expenses that AGIXLT is not. The Fund thus may not exactly replicate the performance of AGIXLT.

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

Top Ten Holdings*
(unaudited)

Vestas Wind Systems A/S	9.1%
Cree, Inc.	7.4%
First Solar, Inc.	7.1%
Kurita Water Industries Ltd.	5.0%
Iberdrola Renovables S.A.	4.6%
Itron, Inc.	4.2%
Covanta Holding Corp.	4.0%
MEMC Electronic Materials, Inc.	3.9%
China High Speed Transmission Equipment Group Co. Ltd.	3.8%
Verbund AG	3.8%

As of June 30, 2010.
*	Percentage of net assets.
**	Percentage of investments.
Portfolio subject to change.

GLOBAL ALTERNATIVE ENERGY ETF

GEX PERFORMANCE RECORD
June 30, 2010 (unaudited)

	Total Return
	Share Price	NAV	AGIXLT

Year to Date	(26.76)%	(26.54)%	(26.40)%
One Year	(24.77)%	(24.25)%	(24.21)%
Life* (annualized)	(21.56)%	(21.31)%	(21.31)%
Life* (cumulative)	(53.56)%	(53.10)%	(53.13)%

*since 5/3/07

Gross Expense Ratio 0.59% / Net Expense Ratio 0.59%
The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.62% of average daily net assets per year until at least May 1, 2011. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/3/07) to the first day of secondary market trading in shares of the Fund (5/9/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

GOLD MINERS ETF (ticker: GDX)

Market Vectors Gold Miners ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the NYSE Arca Gold Miners Index1 (GDM). As of June 30, 2010, GDM represented 31 publicly traded companies.

Gold Share and Fund Review

For the six months ended June 30, 2010 (the “reporting period”), the Fund increased 12.68%, while GDM rose 12.99%.2

During the reporting period, gold bullion prices gained $145.30 per ounce, or 13.2%, to close on June 30, 2010 at $1,242.25 per ounce. Gold began 2010 consolidating in the $1,050 to $1,150 per ounce range, following the strong advances experienced during the fourth quarter of 2009 when the precious metal reached a new high of $1,226 per ounce. In April 2010, gold embarked on another advance that culminated in a new all-time high of $1,265 per ounce on June 21.

Gold shares saw similar strong performance to the precious metal during the reporting period, primarily reflecting the strength in the underlying gold bullion price as investor risk aversion heightened. Gold-related assets have outperformed more traditional financial markets in eight of the last nine years.

The major factor driving gold bullion prices and gold shares higher during the first half of 2010 was investors’ renewed focus on the precious metal as a result of the sovereign debt crisis in peripheral Europe and its aftermath. As a result of these European troubles, investors fled the euro during the first half of the year while driving the U.S. dollar higher. Given that fiscal and monetary conditions in the U.S. and Japan were comparable to those in Europe, many investors showed a broad loss of confidence in fiat currencies globally and turned instead to gold. This widespread flight to safety gave strength to gold’s price in virtually all currencies during the reporting period. Further, even with the significant rise in gold prices that has already taken place, investors with a long-term view continued to allocate to the asset, central banks were net purchasers of gold, and demand for gold coins and bars was strong.

Among the Fund’s ten largest holdings as of June 30, 2010, nine produced positive returns during the reporting period. Indeed, six of the nine generated double-digit gains that outpaced GDM; Agnico-Eagle Mines and Goldcorp (4.4% and 12.1% of Fund net assets†, respectively) also produced double-digit returns, but lagged GDM. AngloGold Ashanti posted more modest share price advances, but of the Fund’s top ten holdings, only Kinross Gold (5.8% and 4.8% of Fund net assets†, respectively) experienced a share price decline during the reporting period.

The Fund is subject to various risks including those associated with making investments in gold-mining companies such as competitive pressures and fluctuations in the price of gold bullion. In times of stable economic growth, the value of gold and other precious metals may be adversely affected. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

†All Fund assets referenced are Total Net Assets as of June 30, 2010.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

NYSE Arca Gold Miners Index (GDM), a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation. NYSE Euronext neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of GDM or results to be obtained by any person from using GDM in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]	NYSE Arca Gold Miners Index (GDM) is a market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold.

[2]

The Fund is passively managed and may not hold each GDM component in the same weighting as GDM and is subject to certain expenses that GDM is not. The Fund thus may not exactly replicate the performance of GDM.

GOLD MINERS ETF

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

Top Ten Holdings*
(unaudited)

Barrick Gold Corp.	16.7%
Goldcorp, Inc.	12.1%
Newmont Mining Corp.	11.3%
AngloGold Ashanti Ltd.	5.8%
Kinross Gold Corp.	4.8%
Eldorado Gold Corp.	4.6%
Randgold Resources Ltd.	4.4%
Cia de Minas Buenaventura S.A.	4.4%
Agnico-Eagle Mines Ltd.	4.4%
Lihir Gold Ltd.	4.4%

As of June 30, 2010.
*	Percentage of net assets.
**	Percentage of investments.
Portfolio subject to change.

GDX PERFORMANCE RECORD June 30, 2010 (unaudited)

	Total Return
	Share Price	NAV	GDM
Year to Date	12.44%	12.68%	12.99%
One Year	37.72%	37.79%	38.60%
Life* (annualized)	7.29%	7.31%	7.81%
Life* (cumulative)	33.65%	33.75%	36.39%

*since 5/16/06

Gross Expense Ratio 0.53% / Net Expense Ratio 0.53%
The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.53% of average daily net assets per year until at least May 1, 2011. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/16/06) to the first day of secondary market trading in shares of the Fund (5/22/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

JUNIOR GOLD MINERS ETF (ticker: GDXJ)

Market Vectors Junior Gold Miners ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors Junior Gold Miners Index1 (MVGDXJTR). As of June 30, 2010, MVGDXJTR represented 58 publicly traded companies.

Gold Share and Fund Review

For the six months ended June 30, 2010 (the “reporting period”), the Fund increased 6.28%, while MVGDXJTR rose 7.81%.2

During the reporting period, gold bullion prices gained $145.30 per ounce, or 13.2%, to close on June 30, 2010 at $1,242.25 per ounce. Gold began 2010 consolidating in the $1,050 to $1,150 per ounce range, following the strong advances experienced during the fourth quarter of 2009 when the precious metal reached a new high of $1,226 per ounce. In April 2010, gold embarked on another advance that culminated in a new all-time high of $1,265 per ounce on June 21.

Primarily reflecting the strength in the underlying gold bullion price as investor risk aversion heightened, gold shares also saw strong performance during the reporting period, Returns, however, of small-cap gold stocks lagged those of larger producers overall during the first half of 2010. Still, small-cap gold stocks, like their larger counterparts, significantly outperformed more traditional financial markets during the reporting period.

The major factor driving gold bullion prices and gold shares higher during the first half of 2010 was investors’ renewed focus on the precious metal as a result of the sovereign debt crisis in peripheral Europe and its aftermath. As a result of these European troubles, investors fled the euro during the first half of the year while driving the U.S. dollar higher. Given that fiscal and monetary conditions in the U.S. and Japan were comparable to those in Europe, many investors showed a broad loss of confidence in fiat currencies globally and turned instead to gold. This widespread flight to safety gave strength to gold’s price in virtually all currencies during the reporting period. Further, even with the significant rise in gold prices that has already taken place, investors with a long-term view continued to allocate to the asset, central banks were net purchasers of gold, and demand for gold coins and bars was strong.

Among the Fund’s ten largest holdings as of June 30, 2010, seven produced positive returns during the reporting period. Semafo, New Gold, Allied Nevada Gold, Detour Gold, Alamos Gold and San Gold (5.3%, 6.4%, 3.5%, 3.1%, 4.8% and 3.2% of Fund net assets†, respectively) each generated impressive double-digit returns, significantly outpacing MVGDXJTR. Gabriel Resources also outpaced MVGDXJTR, though more modestly while Hecla Mining, Coeur d’Alene Mines and Silvercorp Metals (3.3%, 3.6%, 3.9% and 2.9% of Fund net assets†, respectively) experienced share price declines during the reporting period.

Gold- and silver-related investments are subject to risks including bullion price volatility, changes in world political developments, competitive pressures and risks associated with foreign investments. In times of stable economic growth, the value of gold, silver and other precious metals may be adversely affected. Mining companies are subject to elevated risks, which include, among others, competitive pressures, commodity and currency price fluctuations, and adverse governmental or environmental regulations. In particular, small- and mid-cap mining companies may be subject to additional risks including inability to commence production and generate material revenues, significant expenditures and inability to secure financing, which may cause such companies to operate at a loss, greater volatility, lower trading volume and less liquidity than larger companies. Investors should be willing to accept a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

†All Fund assets referenced are Total Net Assets as of June 30, 2010.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The Market Vectors Junior Gold Miners Index (the “Index”) is the exclusive property of 4asset-management GmbH, which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards 4asset-management GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

Market Vectors Junior Gold Miners Index (MVGDXJTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of a global universe of publicly traded small- and medium-capitalization companies that generate at least 50% of their revenues from gold and/or silver mining, hold real property that has the potential to produce at least 50% of the company’s revenue from gold or silver mining when developed, or primarily invest in gold or silver.

[2]

The Fund is passively managed and may not hold each MVGDXJTR component in the same weighting as MVGDXJTR and is subject to certain expenses that MVGDXJTR is not. The Fund thus may not exactly replicate the performance of MVGDXJTR.

JUNIOR GOLD MINERS ETF

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

Top Ten Holdings*
(unaudited)

New Gold, Inc.	6.4%
Semafo, Inc.	5.3%
Alamos Gold, Inc.	4.8%
Coeur d’Alene Mines Corp.	3.9%
Hecla Mining Co.	3.6%
Allied Nevada Gold Corp.	3.5%
Gabriel Resources Ltd.	3.3%
San Gold Corp.	3.2%
Detour Gold Corp.	3.1%
Silvercorp Metals, Inc.	2.9%

As of June 30, 2010.
*	Percentage of net assets.
**	Percentage of investments.
Portfolio subject to change.

GDXJ PERFORMANCE RECORD
June 30, 2010 (unaudited)

	Total Return
	Share Price	NAV	MVGDXJTR

Year to Date	5.91%	6.28%	7.81%
Life since 11/10/09	10.28%	10.96%	10.23%

Gross Expense Ratio 0.54% / Net Expense Ratio 0.54%

The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.59% of average daily net assets per year until at least May 1, 2011. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (11/10/09) to the first day of secondary market trading in shares of the Fund (11/11/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

NUCLEAR ENERGY ETF (ticker: NLR)

Market Vectors Nuclear Energy ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the performance of the DAXglobal® Nuclear Energy Index1 (DXNE). As of June 30, 2010, DXNE represented 22 publicly traded companies.

Fund Review

For the six months ended June 30, 2010, (the “reporting period”), the Fund declined 17.70%, while DXNE decreased 17.21%.2

Even with a push to implement nuclear energy as the climate change debate intensified, equities of nuclear energy companies struggled along with the broader equity markets during the reporting period. Particularly impacting the nuclear energy industry during the reporting period was heightened investor risk aversion. New nuclear reactors continue to be expensive, time-consuming and regulatory-laden to build, so returns are rarely realized quickly, impediments in the recent market environment. Also, some investors worried that utilities may face possible credit downgrades should they seek to build large nuclear reactors. Safety remained a major concern as well. Another setback for nuclear power was that climate legislation to limit carbon-dioxide emissions failed to move ahead on Capitol Hill after the House of Representatives approved a version of legislation in 2009, with efforts during the reporting period to revive the bill in the Senate yet to be successful. Still, there were plenty of factors supporting investments in nuclear energy, especially as global demand for energy continued to rise, concerns over global warming gathered steam, and erratic fossil-fuel prices and oil and coal mining accidents made headlines. Nuclear energy already accounts for 20% of U.S. energy consumption, and around the world, there are more than 200 new nuclear reactors under order with more expected to come. Further, according to The New York Times, the Nuclear Regulatory Commission is providing extensions for some first-generation plants to run 20 years beyond the original license periods.

Of the Fund’s ten largest holdings as of June 30, 2010, only USEC generated a positive return during the reporting period. Indeed, USEC enjoyed a robust double-digit gain and Mitsubishi Heavy Industries, Constellation Energy Group, Areva and Uranium One (4.6%, 4.6%, 7.6%, 4.6% and 5.3% of Fund net assets†, respectively) experienced share price declines but outpaced DXNE on a relative basis. The remaining holdings in the Fund’s top ten lagged DXNE during the reporting period.

The Fund is subject to various risks including those associated with making investments in nuclear energy companies such as restrictive regulations, accidents, breaches of security, ill-intentioned acts or terrorism, air crashes, natural disasters, equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Investors should be willing to accept a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

†All Fund assets referenced are Total Net Assets as of June 30, 2010.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The DAXglobal® Nuclear Energy Index (DXNE), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation. Deutsche Börse AG neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of DXNE or results to be obtained by any person using DXNE in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

The DAXglobal® Nuclear Energy Index (DXNE) is a modified market capitalization-weighted index intended to track the movements of securities of companies engaged in the nuclear energy industry that are traded on leading global exchanges.

[2]

The Fund is passively managed and may not hold each DXNE component in the same weighting as the DXNE and is subject to certain expenses that DXNE is not. The Fund thus may not exactly replicate the performance of DXNE.

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

Top Ten Holdings*
(unaudited)

Exelon Corp.	7.9%
Electricite de France	7.7%
Cameco Corp.	7.7%
Paladin Energy Ltd.	7.6%
Constellation Energy Group	7.6%
Uranium One, Inc.	5.3%
Mitsubishi Heavy Industries Ltd.	4.6%
USEC, Ltd.	4.6%
Areva S.A.	4.6%
Energy Resources of Australia Ltd.	4.5%

As of June 30, 2010.
*	Percentage of net assets.
**	Percentage of investments.
Portfolio subject to change.

NUCLEAR ENERGY ETF

NLR PERFORMANCE RECORD
June 30, 2010 (unaudited)

	Total Return
	Share Price	NAV	DXNE

Year to Date	(18.27)%	(17.70)%	(17.21)%
One Year	(15.99)%	(15.25)%	(14.67)%
Life* (annualized)	(21.65)%	(21.47)%	(20.72)%
Life* (cumulative)	(50.50)%	(50.17)%	(48.78)%

*since 8/13/07

Gross Expense Ratio 0.58% / Net Expense Ratio 0.58%

The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.62% of average daily net assets per year until at least May 1, 2011. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/13/07) to the first day of secondary market trading in shares of the Fund (8/15/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

RVE HARD ASSETS PRODUCERS ETF (ticker: HAP)

Market Vectors RVE Hard Assets Producers ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the RogersTM—Van Eck Hard Assets Producers Index1 (RVEIT). As of June 30, 2010, RVEIT represented 310 publicly traded companies.

Fund Review

For the six months ended June 30, 2010 (the “reporting period”), the Fund declined 16.08%, while RVEIT decreased 15.82%.2

Following a strong 2009, hard asset commodities overall and their corresponding equity sectors experienced a challenging period during the first six months of 2010 along with the broader equity market as investor risk aversion heightened and fears of economic weakness resurfaced. Industrial metal weakness reflected economic fears. Disappointing employment indicators dampened the outlook for energy demand, and so the energy sector also ended the reporting period down, led lower by natural gas and crude oil. Much of the decline in hard assets was accrued as the worsening of the European debt crisis triggered risk aversion that caused investors to flee to the relative safety of the U.S. dollar, in turn making U.S. dollar-denominated commodities costlier in almost all other currencies. China’s steps to curb its economic growth also led to concerns about reduced demand from this major importer of hard assets. Rising stockpiles of oil, natural gas, grains and other commodities served as another headwind to hard assets’ performance. The major exception to this picture was precious metals, and gold in particular, which was the best performing sector by far, enjoying double-digit gains in exemplification of the flight to safety.

Of the Fund’s ten largest holdings as of June 30, 2010, only Deere & Co. generated a positive return during the reporting period while Chevron, Syngenta and Exxon Mobil (3.7%, 2.5%, 3.4% and 4.9% of Fund net assets†, respectively) lost ground, but each still outpaced RVEIT on a relative basis. The remaining holdings in the Fund’s top ten lagged RVEIT during the reporting period.

The Fund is subject to various risks including those associated with making investments in companies engaged in producing and distributing hard assets and related products and services, such as commodity price volatility, changes in government policies/regulations and world political and economic developments. Additional risks include competitive pressures, technological advances and/or obsolescence, the depletion of resources, labor relations issues and risks associated with foreign investments, a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

†All Fund assets referenced are Total Net Assets as of June 30, 2010.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The RogersTM-Van Eck Hard Assets Producers Index has been licensed by Van Eck Associates Corporation from S-Network Global Indexes, LLC for use in connection with Market Vectors RVE Hard Assets Producers ETF (HAP). HAP is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, LLC, which makes no representation regarding the advisability of investing in HAP.

“Jim Rogers,” “James Beeland Rogers, Jr.,” and “Rogers,” are trademarks, service marks and/or registered trademarks of Beeland Interests, Inc. (“Beeland Interests”), which is owned and controlled by James Beeland Rogers, Jr., and are used subject to license. The personal names and likeness of Jim Rogers/James Beeland Rogers, Jr. are owned and licensed by James Beeland Rogers, Jr.

HAP is not sponsored, endorsed, sold or promoted by Beeland Interests or James Beeland Rogers, Jr. Neither Beeland Interests nor James Beeland Rogers, Jr. makes any representation or warranty, express or implied, nor accepts any responsibility, regarding the accuracy or completeness of this material, or the advisability of investing in securities or commodities generally, or in HAP or in futures particularly.

BEELAND INTERESTS AND ITS AFFILIATES AND VAN ECK AND ITS AFFILIATES SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS, AND MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF HAP, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF RVEI. WITHOUT

RVE HARD ASSETS PRODUCERS ETF

LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BEELAND INTERESTS OR VAN ECK OR ANY THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

The RogersTM—Van Eck Hard Assets Producers Index (RVEIT) is a rules-based, modified capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services. The companies are involved in six hard assets sectors: agriculture, energy, base metals, precious metals, forest products and water/renewable energy sources (solar, wind).

[2]

The Fund is passively managed and may not hold each RVEIT component in the same weighting as RVEIT and is subject to certain expenses that RVEIT is not. The Fund thus may not exactly replicate the performance of RVEIT.

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

Top Ten Holdings*
(unaudited)

Exxon Mobil Corp.	4.9%
Potash Corp. of Saskatchewan	4.0%
Monsanto Co.	4.0%
Deere & Co.	3.7%
Syngenta A.G.	3.4%
Archer-Daniels-Midland Co.	2.6%
Chevron Corp.	2.5%
BHP Billiton Ltd.	2.1%
Total S.A.	1.9%
BP PLC	1.6%

As of June 30, 2010.
*	Percentage of net assets.
**	Percentage of investments.
Portfolio subject to change.

RVE HARD ASSETS PRODUCERS ETF

HAP PERFORMANCE RECORD
June 30, 2010 (unaudited)

	Total Return
	Share Price	NAV	RVEIT

Year to Date	(16.59)%	(16.08)%	(15.82)%
One Year	3.11%	3.75%	4.68%
Life* (annualized)	(16.58)%	(16.46)%	(16.05)%
Life* (cumulative)	(28.30)%	(28.12)%	(27.46)%

*since 8/29/08

Gross Expense Ratio 0.73% / Net Expense Ratio 0.65%
The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year until at least May 1, 2011. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/29/08) to the first day of secondary market trading in shares of the Fund (9/3/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

SOLAR ENERGY ETF (ticker: KWT)

Market Vectors Solar Energy ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Ardour Solar Energy IndexSM (SOLRXT)1. As of June 30, 2010, SOLRXT represented 32 publicly traded companies.

Fund Review

For the six months ended June 30, 2010 (the “reporting period”), the Fund was down 37.87%, while SOLRXT fell 37.93%.2

Along with the broad global equity markets, solar stocks faced a difficult period during the first half of 2010. The solar sector was hit particularly hard by the European economic situation and by heightened investor risk aversion. Some concerns also existed as to the potential effects of austerity measures in the European Union (EU) on national incentive plans. While the weakening of the euro eroded some of the cost advantage of some Asian solar manufacturers in favor of European manufacturers, Asian manufacturers have different levels of exposure to the euro. The sell-off in solar stocks appeared rather indiscriminate of such facts. On the positive side, most key markets had already rationalized their incentive plans to focus on value for money and job creation while realizing the need to meet their EU renewable energy targets of 20% by 2020. Further, demand remained strong, with global new installations in 2010 expected to be almost double the level of 2009, with continued growth anticipated in 2011. Solar demand continued to be driven by Europe, with Germany, Italy and the Czech Republic the major areas of growth. Spain also remained a primary consumer of solar power. The U.S., U.K., Japan, Australia and China were cited by the Intersolar conference held in June 2010 as markets that could show considerable growth in 2011. All told, many analysts do not believe that valuations of solar stocks at the end of June reflected the potential growth in demand for the industry. Instead, most believe the sell-off in the sector was largely driven by short-term sentiment.

Each of the Fund’s ten largest holdings as of June 30, 2010 saw their share price decline during the reporting period. However, Gintech Energy, First Solar, SMA Solar Technology, MEMC Electronic Materials, Yingli Green Energy Holding and Trina Solar (4.7%, 10.6%, 4.6%, 9.5%, 4.8% and 8.2% of Fund net assets†, respectively) each outpaced SOLRXT on a relative basis. The remaining holdings in the Fund’s top ten lagged SOLRXT for the reporting period.

The Fund is subject to various risks including those associated with making investments in companies engaged in the solar energy business such as technological developments and obsolescence, short product cycles, commodity and energy price volatility, depletion of resources and risks associated with companies with a limited operating history. Investors should be willing to accept a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

†All Fund assets referenced are Total Net Assets as of June 30, 2010.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

“Ardour Global IndexesSM, LLC” and “Ardour Solar Energy IndexSM” (SOLRXT) are service marks of Ardour Global IndexesSM, LLC and have been licensed for use by Van Eck Associates Corporation. The Fund is not sponsored, endorsed, sold or promoted by Ardour Global IndexesSM, LLC and Ardour Global IndexesSM, LLC makes no representation regarding the advisability of investing in the Fund. SOLRXT is calculated by Dow Jones Indexes. The Fund, based on the SOLRXT, is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

The Ardour Solar Energy IndexSM (SOLRXT) is a rules-based, modified global capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the solar energy industry.

[2]

The Fund is passively managed and may not hold each SOLRXT component in the same weighting as SOLRXT and is subject to certain expenses that SOLRXT is not. The Fund thus may not exactly replicate the performance of SOLRXT.

SOLAR ENERGY ETF

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

Top Ten Holdings*
(unaudited)

First Solar, Inc.	10.6%
MEMC Electronic Materials, Inc.	9.5%
Trina Solar Ltd.	8.2%
Renewable Energy Corp.	7.7%
Yingli Green Energy Holding Co. Ltd.	4.8%
SolarWorld A.G.	4.7%
Gintech Energy Corp.	4.7%
SMA Solar Technology A.G.	4.6%
Suntech Power Holdings Co. Ltd.	4.4%
SunPower Corp.	4.3%

As of June 30, 2010.
*	Percentage of net assets.
**	Percentage of investments.
Portfolio subject to change.

KWT PERFORMANCE RECORD
June 30, 2010 (unaudited)

	Total Return
	Share Price	NAV	SOLRXT

Year to Date	(37.59)%	(37.87)%	(37.93)%
One Year	(34.98)%	(34.85)%	(35.02)%
Life* (annualized)	(47.93)%	(47.93)%	(47.71)%
Life* (cumulative)	(76.07)%	(76.07)%	(75.85)%

*since 4/21/08

Gross Expense Ratio 0.87% / Net Expense Ratio 0.65%
The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year until at least May 1, 2011. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/21/08) to the first day of secondary market trading in shares of the Fund (4/23/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

STEEL ETF (ticker: SLX)

Market Vectors Steel ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the NYSE Arca Steel Index1 (STEEL). As of June 30, 2010, STEEL represented 27 publicly traded companies.

Fund Review

For the six months ended June 30, 2010 (the “reporting period”), the Fund declined 14.67%, while STEEL decreased 14.47%.2

Shares of steel companies declined along with the broad global equity markets during the reporting period primarily on heightened risk aversion. Indeed, materials, where steel plays a central role, was the worst performing sector in the S&P® 500 Index during the reporting period. A major difficulty for most steel companies was the contrast of stepped-up steel production at a time when signs that the world’s economies may not be growing as strongly as hoped. Mills in China, the biggest driver of global steel prices, and Eastern Europe were producing record amounts. This prompted worries that supply would outpace demand and restrain prices. That said, demand remained strong. One source of growth for the steel industry was the natural gas industry. With the expanding use of the cleaner-burning fuel, new lines were needed to transport it and old ones needed to be replaced. Another source of demand was automobiles, as many major auto makers reported improving sales during the reporting period. Many anticipate that as China made its currency, the yuan, “flexible” toward the end of the reporting period, there may be even greater demand for steel as the country’s middle class gains more purchasing power. Outside of these areas, most steel mills, including those in the U.S. were operating at between 70% and 75% of capacity, two-thirds busier than at the start of 2008 when operating rates were hovering between 40% and 45%.

A crucial development in the steel industry during the reporting period was the negotiation of pricing contracts between iron ore and steel producers. In the past, these contracts were made on an annual basis. But key ore mining companies successfully renegotiated many of these contracts to be renewed on a quarterly basis. As such, iron ore producers are expected to be able to keep prices more in line with demand, while steel producers will likely see their margins squeezed. It is well worth noting that the Fund’s top two holdings during the reporting period were not steel producers but iron ore producers. Further, the Fund had more than 40% of its portfolio allocated to U.S. steel producers. The U.S., unlike China, Japan and Europe, is a net exporter of iron ore. Thus, the new pricing contracts are anticipated to help keep U.S. steel producers competitive and profitable as the global economy continues to heal.

Of the Fund’s ten largest holdings as of June 30, 2010, only Gerdau Ameristeel generated a positive return during the reporting period while Cia Siderurgica Nacional and Ternium (4.9%, 5.2% and 4.5% of Fund net assets†, respectively) experienced share price declines, but each also outpaced STEEL on a relative basis. The remaining holdings in the Fund’s top ten lagged STEEL during the reporting period.

The Fund is subject to various risks including those associated with making investments in steel companies such as competitive pressures, fluctuations in the price of steel, changes in government regulation, world events and economic conditions. Investors should be willing to accept a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

†All Fund assets referenced are Total Net Assets as of June 30, 2010.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

NYSE Arca Steel Index (STEEL) is a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation. NYSE Euronext neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of STEEL or the results to be obtained by any person from the using STEEL in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an Index.

[1]

NYSE Arca Steel Index (STEEL) is a modified market capitalization-weighted index comprised of publicly traded companies predominantly involved in the production of steel products or mining and processing of iron ore.

[2]

The Fund is passively managed and may not hold each STEEL component in the same weighting as STEEL and is subject to certain expenses that STEEL is not. The Fund thus may not exactly replicate the performance of STEEL.

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

Top Ten Holdings*
(unaudited)

Rio Tinto PLC	12.2%
Vale S.A.	12.1%
ArcelorMittal S.A.	8.6%
POSCO	6.8%
Gerdau S.A.	5.2%
Cia Siderurgica Nacional S.A.	5.2%
Gerdau Ameristeel Corp.	4.9%
Nucor Corp.	4.6%
Ternium S.A.	4.5%
United States Steel Corp.	4.4%

As of June 30, 2010.
*	Percentage of net assets.
**	Percentage of investments. Portfolio subject to change.

STEEL ETF

SLX PERFORMANCE RECORD
June 30, 2010 (unaudited)

	Total Return
	Share Price	NAV	STEEL

Year to Date	(14.53)%	(14.67)%	(14.47)%
One Year	26.78%	26.68%	27.38%
Life* (annualized)	9.28%	9.26%	9.75%
Life* (cumulative)	39.14%	39.03%	41.38%

*since 10/10/06

Gross Expense Ratio 0.56% / Net Expense Ratio 0.55%
The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of average daily net assets per year until at least May 1, 2011. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES
(unaudited)

Hypothetical $1,000 investment at beginning of period
As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 to June 30, 2010.

Actual Expenses
The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2010- June 30, 2010

Agribusiness ETF
Actual	$1,000.00	$ 835.00	0.56%	$2.55
Hypothetical**	$1,000.00	$1,022.01	0.56%	$2.81

Coal ETF
Actual	$1,000.00	$ 834.40	0.59%	$2.70
Hypothetical**	$1,000.00	$1,021.85	0.59%	$2.97

Global Alternative Energy ETF
Actual	$1,000.00	$ 734.60	0.59%	$2.54
Hypothetical**	$1,000.00	$1,021.87	0.59%	$2.96

Gold Miners ETF
Actual	$1,000.00	$1,126.80	0.53%	$2.78
Hypothetical**	$1,000.00	$1,022.18	0.53%	$2.64

Junior Gold Miners ETF
Actual	$1,000.00	$1,062.80	0.54%	$2.78
Hypothetical**	$1,000.00	$1,022.09	0.54%	$2.73

Nuclear Energy ETF
Actual	$1,000.00	$ 823.00	0.58%	$2.61
Hypothetical**	$1,000.00	$1,021.93	0.58%	$2.89

RVE Hard Assets Producers ETF
Actual	$1,000.00	$ 839.20	0.65%	$2.96
Hypothetical**	$1,000.00	$1,021.57	0.65%	$3.25

Solar Energy ETF
Actual	$1,000.00	$ 621.30	0.65%	$2.62
Hypothetical**	$1,000.00	$1,021.56	0.65%	$3.27

Steel ETF
Actual	$1,000.00	$ 853.30	0.55%	$2.53
Hypothetical**	$1,000.00	$1,022.06	0.55%	$2.77

*

Expenses are equal to the Fund’s annualized ratio (for the six months ended June 30, 2010) multiplied by the average account value over the period, multiplied by 181 and divided by 365 (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Argentina: 0.2%
274,105	Cresud S.A.C.I.F. y S.A. (ADR)	$3,327,635

Australia: 1.1%
4,467,434	AWB Ltd. * #	3,425,110
2,492,670	Elders Ltd. * #	804,482
1,083,946	GrainCorp. Ltd. † #	4,817,760
1,431,525	Nufarm Ltd. #	6,472,295

		15,519,647

Brazil: 5.2%
4,690,090	Brasil Foods S.A. (ADR) †	62,190,593
953,038	Cosan Ltd. (Class A) (USD) *	8,901,375

		71,091,968

Canada: 8.5%
627,385	Maple Leaf Foods, Inc.	5,295,858
1,149,627	Potash Corp. of Saskatchewan, Inc. (USD)	99,143,833
2,031,178	Viterra, Inc. *	13,552,018

		117,991,709

Chile: 3.4%
1,438,628	Sociedad Quimica y Minera de Chile S.A. (ADR) †	46,913,659

China / Hong Kong: 1.8%
21,097,100	China Agri-Industries Holdings Ltd. #	24,365,262

Indonesia: 1.8%
8,604,876	PT Astra Agro Lestari Tbk #	18,188,210
7,456,702	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk #	6,764,834

		24,953,044

Ireland: 0.4%
1,604,542	Glanbia PLC	5,832,336

Japan: 3.9%
7,031,000	Kubota Corp. #	53,884,204

Malaysia: 6.2%
36,681,355	IOI Corp. BHD #	56,534,404
5,865,970	Kuala Lumpur Kepong BHD #	29,635,884

		86,170,288

Netherlands: 2.9%
1,299,290	CNH Global N.V. (USD) *	29,428,919
191,267	Nutreco Holding N.V. #	10,287,803

		39,716,722

Norway: 3.3%
1,593,692	Yara International ASA #	44,829,603

Singapore: 12.5%
4,714,418	Golden Agri-Resources Ltd. Warrant (SGD 0.54, expiring 7/23/12) *	337,685
66,343,745	Golden Agri-Resources Ltd. #	24,928,635
7,918,520	Indofood Agri Resources Ltd. * #	11,880,168
11,035,087	Olam International Ltd. † #	20,300,900
28,261,751	Wilmar International Ltd. #	115,899,495

		173,346,883

Switzerland: 8.0%
478,107	Syngenta A.G. #	110,399,188

United Kingdom: 1.3%
2,607,102	Tate & Lyle PLC #	17,442,533

See Notes to Financial Statements

Number of Shares		Value

United States: 39.5%
508,515	AGCO Corp. *	$13,714,650
860,294	Agrium, Inc.	42,102,788
100,573	Andersons, Inc.	3,277,674
2,554,759	Archer-Daniels-Midland Co.	65,963,877
787,963	Bunge Ltd.	38,759,900
388,699	CF Industries Holdings, Inc.	24,662,951
245,328	Chiquita Brands International, Inc. *	2,980,735
411,268	Corn Products International, Inc.	12,461,420
450,647	Darling International, Inc. *	3,384,359
2,001,938	Deere & Co.	111,467,908
1,085,369	Del Monte Foods Co.	15,618,460
410,452	Intrepid Potash, Inc. * †	8,032,546
68,250	Lindsay Corp. †	2,162,842
2,277,403	Monsanto Co.	105,261,567
1,429,451	Mosaic Co.	55,720,000
906,465	Smithfield Foods, Inc. *	13,506,328
1,677,786	Tyson Foods, Inc.	27,498,913

		546,576,918

Total Common Stocks (Cost: $1,667,572,957)		1,382,361,599

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.8%
2,069,636	Bank of New York Institutional Cash Reserve Series B # (a)	403,579
51,768,000	Dreyfus Government Cash Management Fund	51,768,000

Total Short-Term Investments held as Collateral for Securities Loaned (Cost: $53,837,636)		52,171,579

OTHER: 0.0% (Cost: $0)
0	Capital Support Agreement # (a)	799,819

Total Investments: 103.8% (Cost: $1,721,410,593)		1,435,332,997
Liabilities in excess of other assets: (3.8)%		(52,729,927)

NET ASSETS: 100.0%		$1,382,603,070

ADR	American Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total value of securities on loan is $52,334,064.

#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $562,064,168 which represents 40.7% of net assets.

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of June 30, 2010.

See Notes to Financial Statements

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS
(continued)

Summary of Investments By Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Agricultural Chemicals	35.5%	$490,152,475
Agricultural Operations	29.5	408,106,532
Alternative Waste Technology	0.2	3,384,359
Chemicals - Diversified	3.9	53,385,954
Food - Canned	1.1	15,618,460
Food - Dairy Products	0.4	5,832,336
Food - Meat Products	7.8	108,491,692
Food - Miscellaneous / Diversified	1.9	25,729,959
Food - Wholesale / Distribution	1.5	20,300,901
Machinery - Farm	15.2	210,658,523
Retail - Miscellaneous / Diversified	0.1	804,482
Sugar	1.9	26,343,908
Transport - Services	1.0	13,552,018

	100.0%	$1,382,361,599

The summary of inputs used to value investments as of June 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Argentina	$3,327,635	$–	$–	$3,327,635
Australia	–	15,519,647	–	15,519,647
Brazil	71,091,968	–	–	71,091,968
Canada	117,991,709	–	–	117,991,709
Chile	46,913,659	–	–	46,913,659
China / Hong Kong	–	24,365,262	–	24,365,262
Indonesia	–	24,953,044	–	24,953,044
Ireland	5,832,336	–	–	5,832,336
Japan	–	53,884,204	–	53,884,204
Malaysia	–	86,170,288	–	86,170,288
Netherlands	29,428,919	10,287,803	–	39,716,722
Norway	–	44,829,603	–	44,829,603
Singapore	337,685	173,009,198	–	173,346,883
Switzerland	–	110,399,188	–	110,399,188
United Kingdom	–	17,442,533	–	17,442,533
United States	546,576,918	–	–	546,576,918
Money Market Fund	51,768,000	403,579	–	52,171,579
Capital Support Agreement	–	–	799,819	799,819

Total	$873,268,829	$561,264,349	$799,819	$1,435,332,997

Other Financial Instruments, net*	$–	$3,585	$–	$3,585

* Other financial instruments include forward foreign currency contracts

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2010:

Balance as of 12/31/09	$804,550
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(4,731)
Net purchases (sales)	–
Transfers in and/or out of level 3	–

Balance as of 6/30/10	$799,819

See Notes to Financial Statements

COAL ETF

SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.8%
Australia: 9.8%
464,888	Aquila Resources Ltd. * #	$3,027,857
1,261,231	Centennial Coal Co. Ltd. #	4,675,758
23,371	Coal & Allied Industries Ltd. #	1,826,951
406,276	Macarthur Coal Ltd. #	4,074,059
716,022	New Hope Corp. Ltd. #	2,643,718
412,447	Riversdale Mining Ltd. * #	3,614,779
355,673	South Australian Coal Ltd. (b) * † #	53,967
597,933	White Energy Co. Ltd. * #	1,561,368
567,476	Whitehaven Coal Ltd. #	2,249,455

		23,727,912

Canada: 1.0%
597,404	Western Canadian Coal Corp. *	2,338,682

China / Hong Kong: 23.2%
15,413,095	China Coal Energy Co. Ltd. #	19,254,965
5,429,908	China Shenhua Energy Co. Ltd. #	19,588,877
8,314,067	Fushan International Energy Group Ltd. #	4,671,773
3,093,307	Hidili Industry International Development Ltd. * #	2,278,482
5,431,961	Yanzhou Coal Mining Co. Ltd. #	10,444,427

		56,238,524

Indonesia: 12.6%
38,276,715	Adaro Energy Tbk PT #	8,313,868
58,369,000	Bumi Resources Tbk PT #	11,916,692
31,602,100	Darma Henwa Tbk PT * #	264,392
4,497,500	Indika Energy Tbk PT #	1,398,705
954,052	Indo Tambangraya Megah PT #	3,879,279
2,590,000	Tambang Batubara Bukit Asam Tbk PT #	4,885,004

		30,657,940

Japan: 0.3%
481,500	Nippon Coke & Engineering Co. Ltd. #	663,278

Mongolia: 0.8%
173,547	SouthGobi Energy Resources Ltd. (HKD) * #	2,074,926

Singapore: 1.1%
1,918,200	Straits Asia Resources Ltd. #	2,716,643

South Africa: 3.2%
542,473	Exxaro Resources Ltd. #	7,775,943

United Kingdom: 0.2%
961,787	UK Coal PLC * #	580,318

United States: 47.6%
325,773	Alpha Natural Resources, Inc. *	11,033,931
464,349	Arch Coal, Inc.	9,198,754
222,023	Bucyrus International, Inc.	10,534,991
101,268	Cloud Peak Energy, Inc. *	1,342,814
530,064	Consol Energy, Inc.	17,894,961
38,347	FreightCar America, Inc.	867,409
56,802	Fuel Tech, Inc. * †	358,989
543,448	International Coal Group, Inc. *	2,092,275
89,304	James River Coal Co. *	1,421,720
373,104	Joy Global, Inc.	18,688,779
330,873	Massey Energy Co.	9,049,376
242,349	Patriot Coal Corp. *	2,847,601
515,499	Peabody Energy Corp.	20,171,476
165,013	Walter Energy, Inc.	10,041,041

		115,544,117

See Notes to Financial Statements

COAL ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value
Total Common Stocks
(Cost: $297,975,393)		$242,318,283
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.1%
187,251	Bank of New York Institutional Cash Reserve Series B # (a)	36,514
139,000	Dreyfus Government Cash Management Fund	139,000
Total Short-Term Investments held as Collateral for Securities Loaned
(Cost: $326,251)		175,514
OTHER: 0.0%
(Cost: $0)
0	Capital Support Agreement # (a)	72,364
Total Investments: 99.9%
(Cost: $298,301,644)		242,566,161
Other assets less liabilities: 0.1%		294,059
NET ASSETS: 100.0%		$242,860,220

HKD	Hong Kong Dollar
*	Non-income producing
†	Security fully or partially on loan. Total value of securities on loan is $314,751.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $124,544,362 which represents 51.3% of net assets.

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of June 30, 2010.

(b)	Illiquid, private company received as a spinoff shortly before its parent was acquired by Yanzhou Coal Mining Co. Ltd.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Coal	85.9%	$208,176,980
Diversified Minerals	1.5	3,691,134
Machinery - Construction & Mining	12.1	29,223,771
Miscellaneous Manufacturing	0.4	867,409
Pollution Control	0.1	358,989
	100.0%	$242,318,283

The summary of inputs used to value investments as of June 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks:
Australia	$–	$23,673,945	$53,967	$23,727,912
Canada	2,338,682	–	–	2,338,682
China / Hong Kong	–	56,238,524	–	56,238,524
Indonesia	–	30,657,940	–	30,657,940
Japan	–	663,278	–	663,278
Mongolia	–	2,074,926	–	2,074,926
Singapore	–	2,716,643	–	2,716,643
South Africa	–	7,775,943	–	7,775,943
United Kingdom	–	580,318	–	580,318
United States	115,544,117	–	–	115,544,117
Money Market Funds	139,000	36,514	–	175,514
Capital Support Agreement	–	–	72,364	72,364
Total	$118,021,799	$124,418,031	$126,331	$242,566,161

See Notes to Financial Statements

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2010:

Balance as of 12/31/09	$72,792
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(428)
Net purchases (sales)	–
Transfers in and/or out of level 3	53,967
Balance as of 6/30/10	$126,331

See Notes to Financial Statements

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Austria: 3.8%
174,222	Verbund - Oesterreichische Elektrizis A.G. #	$5,339,838
Brazil: 3.2%
485,082	Cosan Ltd. (Class A) (USD) *	4,530,666
China / Hong Kong: 16.9%
2,532,000	China High Speed Transmission Equipment Group Co. Ltd. #	5,318,262
5,129,000	China Longyuan Power Group Corp. Ltd. * † #	4,708,631
1,103,984	Dongfang Electric Corp. Machinery Co. Ltd. † #	3,395,834
377,811	Suntech Power Holdings Co. Ltd. (ADR) * †	3,464,527
214,416	Trina Solar Ltd. (ADR) * †	3,705,109
310,174	Yingli Green Energy Holding Co. Ltd. (ADR) *	3,157,571
		23,749,934
Denmark: 9.1%
307,593	Vestas Wind Systems A/S * #	12,822,294
France: 1.8%
72,332	EDF Energies Nouvelles S.A. † #	2,451,069
Germany: 5.7%
292,808	Q-Cells A.G. * † #	1,869,014
29,829	SMA Solar Technology A.G. #	3,060,325
281,553	Solarworld A.G. † #	3,124,711
		8,054,050
Japan: 5.0%
257,404	Kurita Water Industries Ltd. #	7,027,856
Norway: 2.4%
1,423,761	Renewable Energy Corp. A.S. * † #	3,368,866
Portugal: 2.8%
666,340	EDP Renovaveis S.A. * #	3,930,914
Spain: 7.6%
495,057	Gamesa Corp. Tecnologica S.A. * #	4,258,191
2,044,256	Iberdrola Renovables #	6,426,285
		10,684,476
Taiwan: 2.1%
1,119,000	Gintech Energy Corp. * #	2,925,214
United States: 39.6%
127,424	American Superconductor Corp. * †	3,400,946
337,425	Covanta Holding Corp. *	5,597,881
172,488	Cree, Inc. *	10,354,455
135,512	EnerSys, Inc. *	2,895,891
88,172	First Solar, Inc. * †	10,036,619
61,318	Fuel Systems Solutions, Inc. * †	1,591,202
206,513	International Rectifier Corp. *	3,843,207
95,746	Itron, Inc. *	5,919,018
557,659	MEMC Electronic Materials, Inc. *	5,509,671
201,136	Sunpower Corp. * †	2,433,746
118,959	Veeco Instruments, Inc. *	4,077,913
		55,660,549
Total Common Stocks
(Cost: $213,754,067)		140,545,726
MONEY MARKET FUND: 0.3%
(Cost: $458,516)
458,516	Dreyfus Government Cash Management Fund	458,516
Total Investments Before Collateral for Securities Loaned: 100.3%
(Cost: $214,212,583)		141,004,242

See Notes to Financial Statements

Number of Shares		Value
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 23.1%
1,089,236	Bank of New York Institutional Cash Reserve Series B # (a)	$212,401
32,182,000	Dreyfus Government Cash Management Fund	32,182,000
Total Short-Term Investments held as Collateral for Securities Loaned
(Cost: $33,271,236)		32,394,401
OTHER: 0.3%
(Cost: $0)
0	Capital Support Agreement # (a)	420,940
Total Investments: 123.7%
(Cost: $247,483,819)		173,819,583
Liabilities in excess of other assets: (23.7)%		(33,261,583)
NET ASSETS: 100.0%		$140,558,000

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total value of securities on loan is $28,040,924.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $70,660,645 which represents 50.3% of net assets.

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of June 30, 2010.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Automobile / Truck Parts & Equipment	1.1%	$1,591,202
Batteries / Battery Systems	2.1	2,895,891
Electronic Component - Semiconductors	19.9	28,069,923
Electronic Measure Instruments	4.2	5,919,018
Energy - Alternate Sources	32.0	45,121,560
Power Conversion / Supply Equipment	26.9	37,910,749
Semiconductor Equipment	2.9	4,077,914
Sugar	3.2	4,530,666
Superconductor Products & Systems	2.4	3,400,947
Water Treatment Systems	5.0	7,027,856
Money Market Fund	0.3	458,516
	100.0%	$141,004,242

See Notes to Financial Statements

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS
(continued)

The summary of inputs used to value investments as of June 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Austria	$–	$5,339,838	$–	$5,339,838
Brazil	4,530,666	–	–	4,530,666
China / Hong Kong	10,327,207	13,422,727	–	23,749,934
Denmark	–	12,822,294	–	12,822,294
France	–	2,451,069	–	2,451,069
Germany	–	8,054,050	–	8,054,050
Japan	–	7,027,856	–	7,027,856
Norway	–	3,368,866	–	3,368,866
Portugal	–	3,930,914	–	3,930,914
Spain	–	10,684,476	–	10,684,476
Taiwan	–	2,925,214	–	2,925,214
United States	55,660,549	–	–	55,660,549
Money Market Funds	32,640,516	212,401	–	32,852,917
Capital Support Agreement	–	–	420,940	420,940

Total	$103,158,938	$70,239,705	$420,940	$173,819,583

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2010:

Balance as of 12/31/09	$423,430
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(2,490)
Net purchases (sales)	–
Transfers in and/or out of level 3	–

Balance as of 6/30/10	$420,940

See Notes to Financial Statements

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Australia: 4.4%
8,970,977	Lihir Gold Ltd. (ADR)	$322,865,462

Canada: 58.1%
5,317,884	Agnico-Eagle Mines Ltd. (USD)	323,220,990
6,037,674	Aurizon Mines Ltd. (USD) *	29,826,110
27,217,866	Barrick Gold Corp. (USD)	1,235,963,295
19,120,346	Eldorado Gold Corp. (USD)	343,401,414
5,242,485	Gammon Gold, Inc. (USD) *	28,623,968
20,436,148	Goldcorp, Inc. (USD)	896,125,090
12,891,321	Great Basin Gold Ltd. (USD) * †	21,786,332
14,050,101	IAMGOLD Corp. (USD)	248,405,786
20,752,442	Kinross Gold Corp. (USD)	354,659,234
2,491,369	Minefinders Corp. (USD) *	22,198,098
14,754,509	New Gold, Inc. (USD) *	91,330,411
10,993,889	Northgate Minerals Corp. (USD) *	32,981,667
4,048,808	PAN American Silver Corp. (USD)	102,353,866
12,977,173	Silver Wheaton Corp. (USD) *	260,841,177
3,457,764	Tanzanian Royalty Exploration Corp. (USD) * †	17,219,665
28,046,845	Yamana Gold, Inc. (USD)	288,882,503

		4,297,819,606

Peru: 4.4%
8,417,809	Cia de Minas Buenaventura S.A. (ADR) *	323,580,578

South Africa: 12.5%
10,024,189	AngloGold Ashanti Ltd. (ADR)	432,844,481
23,976,774	Gold Fields Ltd. (ADR)	320,569,469
16,232,237	Harmony Gold Mining Co. Ltd. (ADR)	171,574,745

		924,988,695

United Kingdom: 5.1%
3,426,568	Randgold Resources Ltd. (ADR)	324,667,318
2,981,473	Silver Standard Resources, Inc. (USD) * †	53,219,293

		377,886,611

United States: 15.5%
3,334,443	Coeur d’Alene Mines Corp. *	52,617,510
9,765,001	Golden Star Resources Ltd. * †	42,770,704
9,306,653	Hecla Mining Co. * †	48,580,729
7,296,217	Nevsun Resources Ltd. * †	25,390,835
13,581,784	Newmont Mining Corp.	838,539,344
1,866,107	Royal Gold, Inc.	89,573,136
1,535,548	Seabridge Gold, Inc. * †	47,525,211
1,692,107	Vista Gold Corp. *	2,876,582

		1,147,874,051

Total Common Stocks (Cost: $6,682,445,837)		7,395,015,003

MONEY MARKET FUND: 0.1% (Cost: $8,917,480)
8,917,480	Dreyfus Government Cash Management Fund	8,917,480

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $6,691,363,317)		7,403,932,483

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.1%
2,984,133	Bank of New York Institutional Cash Reserve Series B # (a)	581,906
84,827,000	Dreyfus Government Cash Management Fund	84,827,000

Total Short-Term Investments held as Collateral for Securities Loaned (Cost: $87,811,133)		85,408,906

See Notes to Financial Statements

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

OTHER: 0.0% (Cost: $0)
0	Capital Support Agreement # (a)	$1,153,230

Total Investments: 101.2% (Cost: $6,779,174,450)		7,490,494,619
Liabilities in excess of other assets: (1.2)%		(91,253,931)

NET ASSETS: 100.0%		$7,399,240,688

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total value of securities on loan is $83,585,229.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,735,136 which represents 0.0% of net assets.

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of June 30, 2010.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Gold Mining	92.6%	$6,855,204,329
Precious Metals	1.0	74,815,609
Silver Mining	6.3	464,995,065
Money Market Fund	0.1	8,917,480

	100.0%	$7,403,932,483

The summary of inputs used to value investments as of June 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Australia	$322,865,462	$–	$–	$322,865,462
Canada	4,297,819,606	–	–	4,297,819,606
Peru	323,580,578	–	–	323,580,578
South Africa	924,988,695	–	–	924,988,695
United Kingdom	377,886,611	–	–	377,886,611
United States	1,147,874,051	–	–	1,147,874,051
Money Market Funds	93,744,480	581,906	–	94,326,386
Capital Support Agreement	–	–	1,153,230	1,153,230

Total	$7,488,759,483	$581,906	$1,153,230	$7,490,494,619

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2010:

Balance as of 12/31/09	$1,160,052
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(6,822)
Net purchases (sales)	–
Transfers in and/or out of level 3	–

Balance as of 6/30/10	$1,153,230

See Notes to Financial Statements

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Australia: 11.7%
5,662,969	Andean Resources Ltd. (CAD) *	$16,413,631
9,532,240	Avoca Resources Ltd. * † #	21,731,686
3,338,564	CGA Mining Ltd. (CAD) *	6,283,469
2,812,250	Dominion Mining Ltd. † #	6,397,015
2,929,887	Kingsgate Consolidated Ltd. #	23,150,441
4,284,836	Medusa Mining Ltd. * † #	13,908,448
13,578,466	Perseus Mining Ltd. * † #	25,935,375
9,375,328	Resolute Mining Ltd. * † #	8,136,824
61,675,249	St. Barbara Ltd. * #	17,875,488

		139,832,377

Canada: 64.3%
3,761,717	Alamos Gold, Inc.	57,807,217
5,035,333	Aurizon Mines Ltd. *	24,829,572
7,706,347	B2Gold Corp. *	11,965,814
2,503,054	Colossus Minerals, Inc. *	17,218,581
1,669,777	Detour Gold Corp. * †	37,162,025
3,189,744	Dundee Precious Metals, Inc. *	13,747,732
2,186,297	East Asia Minerals Corp. *	12,797,033
1,484,117	Endeavour Silver Corp. (USD) *	5,016,316
4,533,637	European Goldfields Ltd. *	29,053,845
1,662,948	Exeter Resource Corp. (USD) * †	10,476,572
2,517,263	Extorre Gold Mines Ltd. *	6,348,530
2,991,003	First Majestic Silver Corp. *	12,046,763
2,221,696	Fronteer Gold, Inc. (USD) *	13,219,091
8,708,338	Gabriel Resources Ltd. *	39,581,492
2,232,589	Gammon Gold, Inc. (USD) *	12,189,936
3,460,729	Gold Wheaton Gold Corp. *	8,044,041
11,323,074	Great Basin Gold Ltd. * †	19,286,467
2,374,908	Greystar Resources Ltd. *	10,794,529
2,282,774	Guyana Goldfields, Inc. *	14,886,956
1,682,700	International Tower Hill Ltd. *	11,353,653
3,442,329	Jinshan Gold Mines, Inc. *	11,661,774
2,025,399	Kirkland Lake Gold, Inc. *	16,162,785
6,684,385	Lake Shore Gold Corp. *	20,128,953
972,569	Minefinders Corp. (USD) * †	8,665,590
6,408,597	Nevsun Resources Ltd. *	22,313,846
12,305,074	New Gold, Inc. *	76,541,231
6,340,086	Northgate Minerals Corp. (USD) *	19,020,258
1,407,959	Novagold Resources, Inc. (USD) * †	9,827,554
2,688,192	Premier Gold Mines Ltd. *	12,749,718
12,358,120	Romarco Minerals, Inc. *	20,584,268
5,165,083	Rubicon Minerals Corp. *	17,789,680
8,965,370	San Gold Corp. *	38,387,459
8,356,202	Semafo, Inc. *	63,301,582
5,308,623	Silvercorp Metals, Inc.	34,969,521
7,289,677	Terrane Metals Corp. *	7,202,899
2,614,928	Ventana Gold Corp. *	19,563,052

		766,696,335

China / Hong Kong: 1.7%
9,488,000	Lingbao Gold Co. Ltd. (Class H) #	3,264,177
10,821,500	Real Gold Mining Ltd. * † #	16,857,528

		20,121,705

South Africa: 0.1%
360,312	DRDGOLD Ltd. (ADR) †	1,567,357

See Notes to Financial Statements

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

United Kingdom: 3.7%
4,331,724	Avocet Mining PLC * #	$7,787,531
3,604,855	Highland Gold Mining Ltd. * #	7,201,949
1,640,033	Silver Standard Resources, Inc. (USD) * †	29,274,589
		44,264,069
United States: 18.4%
2,148,928	Allied Nevada Gold Corp. *	42,290,903
4,600,237	Anatolia Minerals Development Ltd. (CAD) *	24,242,533
2,958,376	Coeur d’Alene Mines Corp. *	46,683,173
5,718,033	Golden Star Resources Ltd. * †	25,044,985
8,174,461	Hecla Mining Co. * †	42,670,687
2,570,574	Jaguar Mining, Inc. (CAD) *	22,859,760
3,045,839	U.S. Gold Corp. *	15,259,653

		219,051,694

Total Common Stocks
(Cost: $1,124,347,243)		1,191,533,537

MONEY MARKET FUND: 0.1%
(Cost: $1,959,319)
1,959,319	Dreyfus Government Cash Management Fund	1,959,319

Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $1,126,306,562)		1,193,492,856

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.0%
(Cost: $35,864,000)
35,864,000	Dreyfus Government Cash Management Fund	35,864,000

Total Investments: 103.0%
(Cost: $1,162,170,562)		1,229,356,856
Liabilities in excess of other assets: (3.0)%		(36,364,495)

NET ASSETS: 100.0%		$1,192,992,361

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total value of securities on loan is $33,724,434.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $152,246,462 which represents 12.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Diversified Minerals	2.6%	$31,008,771
Gold Mining	79.2	945,640,752
Metal - Diversified	1.1	12,797,033
Precious Metals	6.5	78,109,106
Silver Mining	10.4	123,977,875
Money Market Fund	0.2	1,959,319

	100.0%	$1,193,492,856

The summary of inputs used to value investments as of June 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Australia	$22,697,100	$117,135,277	$–	$139,832,377
Canada	766,696,335	–	–	766,696,335
China / Hong Kong	–	20,121,705	–	20,121,705
South Africa	1,567,357	–	–	1,567,357
United Kingdom	29,274,589	14,989,480	–	44,264,069
United States	219,051,694	–	–	219,051,694
Money Market Funds	37,823,319	–	–	37,823,319

Total	$1,077,110,394	$152,246,462	$–	$1,229,356,856

See Notes to Financial Statements

NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 95.3%
Australia: 12.1%
612,557	Energy Resources of Australia Ltd. #	$6,787,739
3,836,995	Paladin Energy Ltd. * #	11,464,624

		18,252,363

Canada: 18.1%
5,299,554	Denison Mines Corp. *	6,333,632
1,647,454	Forsys Metals Corp. * †	3,689,776
1,038,685	Fronteer Development Group, Inc. *	6,245,892
2,100,379	Hathor Exploration Ltd. * †	3,004,353
3,300,192	Uranium One, Inc. * †	8,043,568

		27,317,221

France: 12.3%
16,762	Areva S.A. † #	6,973,259
305,586	Electricite de France S.A. #	11,646,012

		18,619,271

Japan: 19.0%
2,310,914	IHI Corp. #	3,674,289
408,174	JGC Corp. #	6,188,474
1,665,305	Kajima Corp. #	3,772,211
2,015,106	Mitsubishi Heavy Industries Ltd. #	6,945,706
871,776	Taihei Dengyo Kaisha Ltd. #	6,267,218
153,400	Toshiba Plant Systems & Services Corp. #	1,913,320

		28,761,218

South Africa: 2.5%
3,475,882	First Uranium Corp. (CAD) * †	3,696,181
United States: 31.3%
545,649	Cameco Corp. †	11,611,411
353,547	Constellation Energy Group, Inc.	11,401,891
312,753	Exelon Corp.	11,875,231
381,364	US Ecology, Inc.	5,556,474
1,446,403	USEC, Inc. *	6,884,878

		47,329,885

Total Common Stocks
(Cost: $195,857,544)		143,976,139

CLOSED-END FUND: 4.5%
(Cost: $9,034,058)
1,282,757	Uranium Participation Corp. *	6,820,286

Total Investments Before Collateral for Securities Loaned: 99.8%
(Cost: $204,891,602)		150,796,425

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 10.7%
258,247	Bank of New York Institutional Cash Reserve Series B # (a)	50,358
16,105,000	Dreyfus Government Cash Management Fund	16,105,000

Total Short-Term Investments held as Collateral for Securities Loaned
(Cost: $16,363,247)		16,155,358

OTHER: 0.1%
(Cost: $0)
0	Capital Support Agreement # (a)	99,800

Total Investments: 110.6%
(Cost: $221,254,849)		167,051,583
Liabilities in excess of other assets: (10.6)%		(16,046,524)

NET ASSETS: 100.0%		$151,005,059

See Notes to Financial Statements

NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS
(continued)

CAD	Canadian Dollar
*	Non-income producing
†	Security fully or partially on loan. Total value of securities on loan is $15,713,115.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $65,783,010 which represents 43.6% of net assets.

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of June 30, 2010.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Building & Construction - Miscellaneous	2.5%	$3,772,211
Diversified Minerals	4.1	6,245,892
Electric - Integrated	23.2	34,923,134
Energy - Alternate Sources	4.6	6,973,259
Engineering / R&D Services	9.5	14,369,012
Hazardous Waste Disposal	3.7	5,556,474
Machinery - General Industry	7.0	10,619,995
Metal - Diversified	2.5	3,696,181
Non-Ferrous Metals	38.4	57,819,981
Closed-End Fund	4.5	6,820,286

	100.0%	$150,796,425

The summary of inputs used to value investments as of June 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Australia	$–	$18,252,363	$–	$18,252,363
Canada	27,317,221	–	–	27,317,221
France	–	18,619,271	–	18,619,271
Japan	–	28,761,218	–	28,761,218
South Africa	3,696,181	–	–	3,696,181
United States	47,329,885	–	–	47,329,885
Closed-End Fund	6,820,286	–	–	6,820,286
Money Market Fund	16,105,000	50,358	–	16,155,358
Capital Support Agreement	–	–	99,800	99,800

Total	$101,268,573	$65,683,210	$99,800	$167,051,583

Other Financial Instruments, net*	$–	$(3,928)	$–	$(3,928)

* Other financial instruments include forward foreign currency contracts

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2010:

Balance as of 12/31/09	$100,391
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(591)
Net purchases (sales)	–
Transfers in and/or out of Level 3	–

Balance as of 6/30/10	$99,800

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Argentina: 0.2%
6,370	Cresud S.A.C.I.F. y S.A. (ADR)	$77,332
5,085	Tenaris S.A. (ADR)	175,992

		253,324

Australia: 4.0%
149,542	AWB Ltd. * #	114,651
81,201	BHP Billiton Ltd. #	2,534,831
43,859	BlueScope Steel Ltd. * #	76,510
160	Coal & Allied Industries Ltd. #	12,507
30,081	Fortescue Metals Group Ltd. * #	102,369
32,638	GrainCorp. Ltd. † #	145,064
7,675	Lihir Gold Ltd. (ADR)	276,223
15,675	Newcrest Mining Ltd. #	458,918
23,700	Oil Search Ltd. #	109,418
32,078	OneSteel Ltd. #	79,640
19,353	Origin Energy Ltd. #	242,275
75,448	OZ Minerals Ltd. * #	59,960
18,209	Santos Ltd. #	190,949
11,266	Woodside Petroleum Ltd. #	392,948
4,456	WorleyParsons Ltd. #	82,267

		4,878,530

Austria: 0.3%
547	Mayr-Melnhof Karton A.G.	48,744
3,252	OMV A.G. #	97,823
5,280	Verbund - Oesterreichische Elektrizis A.G. #	161,830
2,730	Voestalpine A.G. #	74,476

		382,873

Brazil: 3.0%
8,132	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	336,177
18,841	Cia Siderurgica Nacional S.A. (ADR)	276,774
16,052	Gerdau S.A. (ADR)	211,565
55,748	Petroleo Brasileiro S.A. (ADR)	1,913,271
37,036	Vale S.A. (ADR)	901,827

		3,639,614

Canada: 12.4%
5,081	Agnico-Eagle Mines Ltd. (USD)	308,823
31,896	Barrick Gold Corp. (USD)	1,448,397
23,925	Canadian Natural Resources Ltd. (USD)	795,028
5,098	Centerra Gold, Inc. *	56,226
3,071	Domtar Corp. (USD)	150,940
17,441	Eldorado Gold Corp. (USD)	313,240
8,354	Enbridge, Inc. (USD)	389,296
16,157	EnCana Corp. (USD)	490,203
1,952	First Quantum Minerals Ltd.	98,367
3,357	Gerdau Ameristeel Corp. (USD) *	36,591
23,775	Goldcorp, Inc. (USD)	1,042,534
5,417	Husky Energy, Inc.	128,664
12,018	IAMGOLD Corp.	212,279
5,590	Imperial Oil Ltd. (USD)	203,588
1,619	Inmet Mining Corp.	64,218
10,586	Ivanhoe Mines Ltd. *	137,375
22,762	Kinross Gold Corp. (USD)	389,003
11,523	Nexen, Inc. (USD)	226,657
8,467	Osisko Mining Corp. *	91,471
5,778	Pacific Rubiales Energy Corp. *	129,735
56,507	Potash Corp. of Saskatchewan, Inc. (USD)	4,873,164

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

Canada: (continued)
7,531	Red Back Mining, Inc. *	$190,711
11,106	Silver Wheaton Corp. (USD) *	223,231
34,310	Suncor Energy, Inc. (USD)	1,010,086
22,393	Talisman Energy, Inc. (USD)	339,926
11,693	Teck Cominco Ltd. (USD)	345,879
4,809	TransAlta Corp.	89,242
15,159	TransCanada Corp. (USD) †	506,765
70,872	Viterra, Inc. *	472,858
2,074	West Fraser Timber Co. Ltd.	64,856
23,993	Yamana Gold, Inc. (USD)	247,128

		15,076,481

Chile: 0.5%
9,387	Antofagasta PLC (GBP) #	109,361
2,033	Cap S.A.	62,702
8,467	Empresas CMPC S.A.	369,306
30,984	Inversiones Aguas Metropolitanas S.A.	38,225

		579,594

China / Hong Kong: 3.2%
3,816	Aluminum Corp of China Ltd. (ADR) * †	71,207
26,400	Angang New Steel Co. Ltd. #	31,324
457,368	Chaoda Modern Agriculture Holdings Ltd. #	446,021
313,742	China Agri-Industries Holdings Ltd. #	362,344
89,752	China Coal Energy Co. Ltd. #	112,124
32,200	China Molybdenum Co. Ltd. (Class H) #	18,040
33,200	China Oilfield Services Ltd. (Class H) #	38,634
368,683	China Petroleum & Chemical Corp. #	297,381
62,491	China Shenhua Energy Co. Ltd. #	225,442
349,579	CNOOC Ltd. #	594,153
24,400	Dongfang Electric Corp. Machinery Co. Ltd. #	75,054
33,900	Fosun International Ltd. #	23,672
66,400	Huaneng Power International, Inc. #	39,273
11,986	JA Solar Holdings Co. Ltd. (ADR) *	55,735
33,200	Jiangxi Copper Co. Ltd. (Class H) † #	61,686
48,000	Kunlun Energy Co. Ltd. #	60,510
119,700	Lee & Man Paper Manufacturing Ltd. #	88,000
42,000	Maanshan Iron and Steel Co. Ltd. (Class H) † #	18,314
102,457	Nine Dragons Paper Holdings Ltd. #	138,028
463,540	PetroChina Co. Ltd. (Class H) #	512,689
39,900	Shandong Chenming Paper Holdings Ltd. (Class B) #	27,390
17,275	Sino-Forest Corp. (CAD) *	245,961
9,001	Suntech Power Holdings Co. Ltd. (ADR) * †	82,539
3,996	Trina Solar Ltd. (ADR) *	69,051
44,000	Yanzhou Coal Mining Co. Ltd. #	84,602
15,600	Zhaojin Mining Industry Co. Ltd. #	36,505
130,141	Zijin Mining Group Ltd. #	96,901

		3,912,580

Denmark: 0.5%
14,541	Vestas Wind Systems A/S * #	606,155

Finland: 0.3%
2,800	Neste Oil Oyj #	40,695
2,683	Outokumpu Oyj #	40,381
2,039	Rautaruukki Oyj #	29,768
40,472	Stora Enso Oyj (R Shares) #	292,930

		403,774

See Notes to Financial Statements

Number of Shares		Value

France: 2.7%
236	Eramet S.A. #	$58,429
2,404	Technip S.A. #	138,115
51,610	Total S.A. #	2,307,672
35,237	Veolia Environnement S.A. #	829,209

		3,333,425

Germany: 0.3%
2,464	BayWa A.G. #	83,578
925	Salzgitter A.G. #	55,215
5,981	Solarworld A.G. † #	66,378
8,059	ThyssenKrupp A.G. #	198,932

		404,103

Hungary: 0.1%
986	MOL Hungarian Oil & Gas NyRt * #	81,465

India: 1.6%
35,935	Reliance Industries Ltd. (GDR) * #	1,662,703
20,330	Sterlite Industries India Ltd. (ADR)	289,499

		1,952,202

Indonesia: 0.4%
261,500	Adaro Energy Tbk PT #	56,799
1,776,500	Bakrie Sumatera Plantations Tbk PT #	71,585
426,500	Bumi Resources Tbk PT #	87,075
45,954	International Nickel Indonesia Tbk PT #	18,760
60,244	PT Astra Agro Lestari Tbk #	127,338
92,000	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk #	83,464

		445,021

Ireland: 0.1%
7,805	Smurfit Kappa Group PLC * #	64,570

Italy: 1.1%
61,333	ENI S.p.A. #	1,127,720
5,534	Saipem S.p.A. #	168,839

		1,296,559

Japan: 2.3%
3,717	Hitachi Metals Ltd. #	37,599
18	Inpex Holdings, Inc. #	99,753
10,764	JFE Holdings, Inc. #	332,724
48,500	JX Holdings, Inc. *	239,513
60,735	Kobe Steel Ltd. #	115,593
7,265	Kurita Water Industries Ltd. #	198,355
28,329	Mitsubishi Materials Corp. * #	75,235
7,000	Nippon Paper Group, Inc. #	193,590
128,973	Nippon Steel Corp. #	425,951
45,114	Nippon Suisan Kaisha Ltd. #	145,025
62,176	OJI Paper Co. Ltd. #	304,587
14,970	Rengo Co. Ltd. #	94,386
10,183	Sumitomo Forestry Co. Ltd. #	81,234
83,801	Sumitomo Metal Industries Ltd. #	189,317
12,923	Sumitomo Metal Mining Ltd. #	161,078
5,700	TonenGeneral Sekiyu K.K. #	49,276

		2,743,216

Kazakhstan: 0.1%
4,604	Kazakhmys PLC (GBP) #	67,672

Luxembourg: 0.1%
4,850	Ternium S.A. (ADR) †	159,662

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

Malaysia: 1.2%
59,751	Genting Plantation BHD #	$122,581
590,694	IOI Corp. BHD #	910,395
76,778	Kuala Lumpur Kepong BHD #	387,896

		1,420,872

Mexico: 0.3%
26,900	Gruma, S.A. de C.V. (Class B) *	40,858
90,253	Grupo Mexico, S.A.B. de C.V.	215,048
3,862	Industrias Penoles, S.A. de C.V.	75,763

		331,669

Netherlands: 2.1%
22,348	ArcelorMittal #	600,418
4,988	CNH Global N.V. (USD) *	112,978
6,673	Nutreco Holding N.V. #	358,925
59,243	Royal Dutch Shell PLC (GBP) #	1,433,861

		2,506,182

Norway: 1.8%
9,806	Cermaq ASA * #	78,863
484,680	Marine Harvest ASA #	320,284
18,305	Norsk Hydro ASA #	82,721
4,840	Norsk Hydro ASA Right (NOK 26.3, expiring 07/09/10) *	2,498
32,891	Renewable Energy Corp. A.S. * † #	77,826
5,809	SeaDrill Ltd. #	104,856
26,159	Statoil ASA #	504,305
35,414	Yara International ASA #	996,175

		2,167,528

Peru: 0.2%
6,927	Cia de Minas Buenaventura S.A. (ADR) *	266,274

Poland: 0.1%
2,818	KGHM Polska Miedz S.A. #	73,121
6,813	Polski Koncern Naftowy Orlen S.A. * #	70,888
19,773	Polskie Gornictwo Naftowe I Gazownictwo S.A. #	19,166

		163,175

Portugal: 0.1%
6,071	Galp Energia, SGPS, S.A. #	90,835
9,418	Portucel-Empresa Productora de Pasta e Papel S.A. #	24,319

		115,154

Russia: 2.7%
2,926	Evraz Group S.A. (GDR) * † # Reg S	68,243
19,528	JSC MMC Norilsk Nickel (ADR) #	279,897
9,376	Lukoil (ADR) #	480,559
2,786	Magnitogorsk Iron & Steel Works (GDR) # Reg S	25,447
3,322	Mechel OAO (ADR)	60,261
3,221	Novatek OAO (GDR) # Reg S	229,586
2,232	Novolipetsk Steel (GDR) #	57,178
65,031	OAO Gazprom (ADR) #	1,224,423
4,924	Petropavlovsk PLC (GBP) #	86,997
4,164	Polymetal (GDR) * # Reg S	51,931
4,486	Polyus Gold Co. (ADR) #	122,364
35,866	Rosneft Oil Co. (GDR) * #	218,719
4,299	Severstal (GDR) * # Reg S	41,426
21,512	Surgutneftegaz (ADR) #	187,693
5,297	Tatneft (ADR) #	147,840

		3,282,564

See Notes to Financial Statements

Number of Shares		Value

Singapore: 2.0%
1,190,019	Golden Agri-Resources Ltd. #	$447,149
36,354	Golden Agri-Resources Ltd. Warrants (SGD 0.54, expiring 07/23/12) *	2,604
27,400	Hyflux Ltd. #	63,322
281,965	Olam International Ltd. #	518,722
328,664	Wilmar International Ltd. #	1,347,828

		2,379,625

South Africa: 1.9%
2,308	African Rainbow Minerals Ltd. #	48,351
1,733	Anglo Platinum Ltd. * #	163,691
11,747	AngloGold Ashanti Ltd. (ADR)	507,236
14,969	Aquarius Platinum Ltd. #	72,930
3,262	ArcelorMittal South Africa Ltd. * #	32,165
8,036	Astral Foods Ltd.	117,409
3,710	Exxaro Resources Ltd. #	53,180
22,865	Gold Fields Ltd. (ADR)	305,705
13,883	Harmony Gold Mining Co. Ltd. (ADR)	146,743
15,714	Impala Platinum Holdings Ltd. #	366,168
1,862	Kumba Iron Ore Ltd. #	77,060
31,335	Sappi Ltd. * #	121,597
8,304	Sasol Ltd. #	295,359

		2,307,594

South Korea: 0.9%
1,364	Hyundai Steel Co. #	99,706
1,763	POSCO #	668,020
1,405	SK Energy Co. Ltd. #	124,962
717	SK Holdings Co. Ltd. #	50,928
930	S-Oil Corp. #	40,790
3,812	Woongjin Coway Co. Ltd. #	127,721

		1,112,127

Spain: 0.4%
3,171	Acerinox S.A. #	49,358
14,051	Gamesa Corp. Tecnologica S.A. * #	120,858
17,674	Repsol YPF S.A. † #	357,261

		527,477

Sweden: 0.5%
2,862	Holmen AB (B Shares) #	68,078
1,678	SSAB AB (B Shares) #	20,181
42,741	Svenska Cellulosa AB (B Shares) #	503,683

		591,942

Switzerland: 3.4%
18,042	Syngenta A.G. #	4,166,059

Taiwan: 0.3%
249,128	China Steel Corp. #	229,505
45,420	Formosa Petrochemical Corp. #	109,559

		339,064

Turkey: 0.1%
19,630	Eregli Demir ve Celik Fabrikalari T.A.S. * #	49,714
2,696	Tupras-Turkiye Petrol Rafinerileri A.S. #	48,907

		98,621

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

United Kingdom: 7.6%
31,910	Anglo American PLC * #	$1,113,397
74,311	BG Group PLC #	1,106,694
412,904	BP PLC #	1,979,285
30,741	Cairn Energy PLC * #	189,107
113,072	Centrica PLC #	499,657
3,131	ENSCO International PLC (ADR)	122,986
4,920	Lonmin PLC * #	102,869
26,159	Mondi PLC #	149,066
27,379	Northumbrian Water Group PLC #	124,694
25,235	Pennon Group PLC #	208,106
5,643	Petrofac Ltd. #	99,410
2,927	Randgold Resources Ltd. (ADR)	277,333
36,922	Rio Tinto PLC #	1,623,576
16,918	Severn Trent PLC #	310,918
19,494	Tullow Oil PLC #	290,367
48,652	United Utilities Group PLC #	381,230
2,439	Vedanta Resources PLC #	76,734
46,713	Xstrata PLC #	612,509

		9,267,938

United States: 41.1%
17,740	AGCO Corp. *	478,448
30,019	Agrium, Inc.	1,469,130
24,704	Alcoa, Inc.	248,522
2,386	Allegheny Technologies, Inc.	105,437
2,660	Alpha Natural Resources, Inc. *	90,094
10,873	Anadarko Petroleum Corp.	392,407
3,511	Andersons, Inc.	114,423
7,412	Apache Corp.	624,016
9,776	Aqua America, Inc.	172,840
122,641	Archer-Daniels-Midland Co.	3,166,591
9,428	Baker Hughes, Inc.	391,922
27,492	Bunge Ltd.	1,352,331
2,282	Cabot Oil & Gas Corp.	71,472
9,508	Cameco Corp.	202,330
5,366	Cameron International Corp. *	174,502
13,551	CF Industries Holdings, Inc.	859,811
14,306	Chesapeake Energy Corp.	299,711
44,141	Chevron Corp.	2,995,408
1,842	Cimarex Energy Co.	131,850
3,277	Cliffs Natural Resources, Inc.	154,543
32,708	ConocoPhillips	1,605,636
4,958	Consol Energy, Inc.	167,382
673	Continental Resources, Inc. *	30,029
14,350	Corn Products International, Inc.	434,805
15,723	Darling International, Inc. *	118,080
81,024	Deere & Co.	4,511,416
8,775	Denbury Resources, Inc. *	128,466
9,822	Devon Energy Corp.	598,356
1,529	Diamond Offshore Drilling, Inc. †	95,089
15,465	El Paso Corp.	171,816
5,562	EOG Resources, Inc.	547,134
3,163	EQT Corp.	114,311
103,246	Exxon Mobil Corp.	5,892,249
3,470	First Solar, Inc. * †	394,990
2,672	FMC Technologies, Inc. *	140,708
11,413	Freeport-McMoRan Copper & Gold, Inc.	674,851
19,893	Halliburton Co.	488,373

See Notes to Financial Statements

Number of Shares		Value

United States: (continued)
2,324	Helmerich & Payne, Inc.	$84,872
6,420	Hess Corp.	323,183
31,098	International Paper Co.	703,748
2,876	Itron, Inc. *	177,794
2,266	Joy Global, Inc.	113,504
2,383	Lindsay Corp.	75,517
15,594	Marathon Oil Corp.	484,817
5,080	McDermott International, Inc. *	110,033
12,170	MeadWestvaco Corp.	270,174
104,049	Monsanto Co.	4,809,145
30,580	Mosaic Co.	1,192,008
4,209	Murphy Oil Corp.	208,556
6,269	Nabors Industries Ltd. *	110,460
9,871	Nalco Holding Co.	201,961
9,210	National Oilwell Varco, Inc.	304,575
2,932	Newfield Exploration Co. *	143,258
15,916	Newmont Mining Corp.	982,654
5,658	Noble Corp. *	174,889
3,836	Noble Energy, Inc.	231,426
7,623	Nucor Corp.	291,808
17,850	Occidental Petroleum Corp.	1,377,127
1,429	Ormat Technologies, Inc.	40,426
7,348	Packaging Corp. of America	161,803
5,905	Peabody Energy Corp.	231,063
6,640	Petrohawk Energy Corp. *	112,681
14,711	Pilgrim’s Pride Corp. *	96,651
2,550	Pioneer Natural Resources Co.	151,598
3,080	Plains Exploration & Production Co. *	63,479
3,861	Pride International, Inc. *	86,255
3,850	Questar Corp.	175,137
3,505	Range Resources Corp.	140,726
1,562	Reliance Steel & Aluminum Co.	56,466
2,774	Rock-Tenn Co. (Class A)	137,785
26,215	Schlumberger Ltd.	1,450,738
65	Seaboard Corp.	98,150
5,461	Smith International, Inc.	205,607
28,149	Smithfield Foods, Inc. *	419,420
4,319	Southern Copper Corp.	114,626
7,608	Southwestern Energy Co. *	293,973
14,241	Spectra Energy Corp.	285,817
5,240	Steel Dynamics, Inc.	69,116
6,959	Sunpower Corp. * †	84,204
7,664	Temple-Inland, Inc.	158,415
6,930	Tractor Supply Co.	422,522
7,069	Transocean, Inc. *	327,507
58,234	Tyson Foods, Inc.	954,455
3,346	Ultra Petroleum Corp. *	148,061
3,469	United States Steel Corp.	133,730
12,427	Valero Energy Corp.	223,437
16,202	Weatherford International Ltd. *	212,894
15,075	Weyerhaeuser Co.	530,640
12,841	Williams Companies, Inc.	234,733

		49,803,103

Total Common Stocks (Cost: $133,115,043)		121,127,788

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.5%
(Cost: $1,793,000)
1,793,000	Dreyfus Government Cash Management Fund	$1,793,000

Total Investments: 101.4%
(Cost: $134,908,043)		122,920,788
Liabilities in excess of other assets: (1.4)%		(1,751,311)

NET ASSETS: 100.0%		$121,169,477

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
NOK	Norwegian Krone
SGD	Singapore Dollar
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,627,292.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $48,093,202 which represents 39.7% of net assets.

Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Agriculture	30.5%	$36,891,868
Alternative Energy Sources	1.8	2,234,034
Base/Industrial Metals	13.4	16,246,798
Energy	40.1	48,542,507
Forest Products	4.5	5,487,935
Precious Metals	7.4	8,930,245
Water	2.3	2,794,401

	100.0%	$121,127,788

See Notes to Financial Statements

The summary of inputs used to value investments as of June 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Argentina	$253,324	$—	$—	$253,324
Australia	276,223	4,602,307	—	4,878,530
Austria	48,744	334,129	—	382,873
Brazil	3,639,614	—	—	3,639,614
Canada	15,076,481	—	—	15,076,481
Chile	470,234	109,360	—	579,594
China / Hong Kong	524,493	3,388,087	—	3,912,580
Denmark	—	606,155	—	606,155
Finland	—	403,774	—	403,774
France	—	3,333,425	—	3,333,425
Germany	—	404,103	—	404,103
Hungary	—	81,465	—	81,465
India	289,499	1,662,703	—	1,952,202
Indonesia	—	445,021	—	445,021
Ireland	—	64,570	—	64,570
Italy	—	1,296,559	—	1,296,559
Japan	239,513	2,503,703	—	2,743,216
Kazakhstan	—	67,672	—	67,672
Luxembourg	159,662	—	—	159,662
Malaysia	—	1,420,872	—	1,420,872
Mexico	331,669	—	—	331,669
Netherlands	112,978	2,393,204	—	2,506,182
Norway	2,498	2,165,030	—	2,167,528
Peru	266,274	—	—	266,274
Poland	—	163,175	—	163,175
Portugal	—	115,154	—	115,154
Russia	60,261	3,222,303	—	3,282,564
Singapore	2,604	2,377,021	—	2,379,625
South Africa	1,077,093	1,230,501	—	2,307,594
South Korea	—	1,112,127	—	1,112,127
Spain	—	527,477	—	527,477
Sweden	—	591,942	—	591,942
Switzerland	—	4,166,059	—	4,166,059
Taiwan	—	339,064	—	339,064
Turkey	—	98,621	—	98,621
United Kingdom	400,319	8,867,619	—	9,267,938
United States	49,803,103	—	—	49,803,103
Money Market Fund	1,793,000	—	—	1,793,000

Total	$74,827,586	$48,093,202	$—	$122,920,788

Other Financial Instruments, net*	$—	$(389)	$—	$(389)

* Other financial instruments include forward foreign currency contracts

See Notes to Financial Statements

SOLAR ENERGY ETF

SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.8%
Canada: 3.3%
64,221	5N Plus, Inc. *	$315,469
40,696	Canadian Solar, Inc. (USD) * †	398,007

		713,476

China / Hong Kong: 27.4%
30,739	China Sunergy Co. Ltd. (ADR) * †	110,046
184,657	JA Solar Holdings Co. Ltd. (ADR) *	858,655
78,667	LDK Solar Co. Ltd. (ADR) * †	406,708
80,612	Renesola Ltd. (ADR) *	481,254
41,976	Solarfun Power Holdings Co. Ltd. (ADR) * †	284,177
102,174	Suntech Power Holdings Co. Ltd. (ADR) * †	936,936
100,701	Trina Solar Ltd. (ADR) * †	1,740,113
99,987	Yingli Green Energy Holding Co. Ltd. (ADR) * †	1,017,868

		5,835,757

Germany: 21.5%
13,280	Centrotherm Photovoltaics A.G. * #	446,821
269,928	Conergy A.G. * † #	234,495
9,434	Phoenix Solar A.G. #	353,542
92,750	Q-Cells A.G. * † #	592,030
19,893	Roth & Rau A.G. * #	539,639
9,538	SMA Solar Technology A.G. #	978,557
17,643	Solar Millenium A.G. * #	375,880
90,956	Solarworld A.G. † #	1,009,441
11,514	Solon SE Right (EUR 4.26, expiring 07/01/10) * #	212
7,674	Solon SE * #	40,043

		4,570,660

Norway: 7.7%
691,018	Renewable Energy Corp. A.S. * #	1,635,069

Spain: 0.5%
54,921	Solaria Energia y Medio Ambiente S.A. * #	110,169

Taiwan: 10.1%
380,000	Gintech Energy Corp. * #	993,370
138,000	Green Energy Technology, Inc. #	272,313
297,000	Neo Solar Power Corp. #	554,252
176,000	Solartech Energy Corp. #	335,178

		2,155,113

United States: 29.3%
26,074	Ascent Solar Technologies, Inc. * †	71,182
64,461	Energy Conversion Devices, Inc. * †	264,290
269,514	Evergreen Solar, Inc. * †	183,808
19,932	First Solar, Inc. * †	2,268,860
88,330	GT Solar International, Inc. *	494,648
204,860	MEMC Electronic Materials, Inc. *	2,024,017
76,332	Sunpower Corp. * †	923,617

		6,230,422

Total Common Stocks
(Cost: $29,161,610)		21,250,666

MONEY MARKET FUND: 0.5%
(Cost: $115,576)
115,576	Dreyfus Government Cash Management Fund	115,576

Total Investments Before Collateral for Securities Loaned: 100.3%
(Cost: $29,277,186)		21,366,242

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 23.3%
100,397	Bank of New York Institutional Cash Reserve Series B # (a)	19,577
4,934,000	Dreyfus Government Cash Management Fund	4,934,000

Total Short-Term Investments held as Collateral for Securities Loaned
(Cost: $5,034,397)		4,953,577

See Notes to Financial Statements

Number of Shares		Value

OTHER: 0.2%
(Cost: $0)
0	Capital Support Agreement # (a)	$38,799

Total Investments: 123.8%
(Cost: $34,311,583)		26,358,618
Liabilities in excess of other assets: (23.8)%		(5,070,196)

NET ASSETS: 100.0%		$21,288,422

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total value of securities on loan is $4,773,456.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $8,529,387 which represents 40.1% of net assets.

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of June 30, 2010.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Electronic Component - Semiconductors	30.5%	$6,508,771
Energy - Alternate Sources	37.4	7,998,422
Instruments - Scientific	2.5	539,639
Non-Ferrous Metals	1.5	315,469
Power Conversion / Supply Equipment	25.5	5,441,544
Semiconductor Equipment	2.1	446,821
Money Market Fund	0.5	115,576

	100.0%	$21,366,242

The summary of inputs used to value investments as of June 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Canada	$713,476	$—	$—	$713,476
China / Hong Kong	5,835,757	—	—	5,835,757
Germany	—	4,570,660	—	4,570,660
Norway	—	1,635,069	—	1,635,069
Spain	—	110,169	—	110,169
Taiwan	—	2,155,113	—	2,155,113
United States	6,230,422	—	—	6,230,422
Money Market Funds	5,049,576	19,577	—	5,069,153
Capital Support Agreement	—	—	38,799	38,799

Total	$17,829,231	$8,490,588	$38,799	$26,358,618

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2010:

Balance as of 12/31/09	$39,028
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(229)
Net purchases (sales)	—
Transfers in and/or out of level 3	—
Balance as of 6/30/10

$38,799

See Notes to Financial Statements

STEEL ETF

SCHEDULE OF INVESTMENTS
June 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Brazil: 22.4%
950,029	Cia Siderurgica Nacional S.A. (ADR)	$13,955,926
1,059,777	Gerdau S.A. (ADR)	13,967,861
1,345,533	Vale S.A. (ADR)	32,763,728

		60,687,515

Canada: 4.9%
1,223,465	Gerdau Ameristeel Corp. (USD) *	13,335,769

Luxembourg: 4.5%
367,006	Ternium S.A. (ADR) †	12,081,838

Mexico: 1.3%
495,574	Grupo Simec, S.A.B. de C.V. (ADR) * †	3,563,177

Netherlands: 8.6%
872,605	ArcelorMittal (USD) †	23,350,910

Russia: 4.3%
637,522	Mechel OAO (ADR)	11,564,649

South Korea: 6.8%
194,961	POSCO (ADR)	18,388,722

United Kingdom: 12.2%
754,414	Rio Tinto PLC (ADR)	32,892,450

United States: 34.9%
68,519	A.M. Castle & Co. *	951,729
328,309	AK Steel Holding Corp.	3,913,443
268,036	Allegheny Technologies, Inc.	11,844,511
131,367	Carpenter Technology Corp.	4,312,779
238,746	Cliffs Natural Resources, Inc.	11,259,261
341,101	Commercial Metals Co.	4,509,355
90,384	Gibraltar Industries, Inc. *	912,878
30,422	LB Foster Co. *	788,538
326,971	Nucor Corp.	12,516,450
32,510	Olympic Steel, Inc.	746,755
221,643	Reliance Steel & Aluminum Co.	8,012,395
84,551	Schnitzer Steel Industries, Inc.	3,314,399
646,818	Steel Dynamics, Inc.	8,531,529
289,222	Timken Co.	7,516,880
311,242	United States Steel Corp.	11,998,379
20,237	Universal Stainless & Alloy, Inc. *	323,590
236,742	Worthington Industries, Inc.	3,044,502

		94,497,373

Total Common Stocks
(Cost: $339,609,951)		270,362,403

MONEY MARKET FUND: 0.1%
(Cost: $313,530)
313,530	Dreyfus Government Cash Management Fund	313,530

Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $339,923,481)		270,675,933

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.5%
594,624	Bank of New York Institutional Cash Reserve Series B # (a)	115,952
11,928,000	Dreyfus Government Cash Management Fund	11,928,000

Total Short-Term Investments held as Collateral for Securities Loaned
(Cost: $12,522,624)		12,043,952

OTHER: 0.1%
(Cost: $0)
0	Capital Support Agreement # (a)	229,794

Total Investments: 104.6%
(Cost: $352,446,105)		282,949,679

Liabilities in excess of other assets: (4.6)%		(12,348,500)

NET ASSETS: 100.0%		$270,601,179

See Notes to Financial Statements

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total value of securities on loan is $12,232,865.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $345,746 which represents 0.1% of net assets.

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of June 30, 2010.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Building & Construction Products	0.3%	$912,879
Diversified Minerals	12.1	32,763,729
Metal - Diversified	12.2	32,892,450
Metal - Iron	4.2	11,259,261
Metal Processors & Fabricators	5.9	15,859,275
Metal Products - Distribution	0.6	1,698,484
Steel - Producers	60.1	162,808,224
Steel - Specialty	4.5	12,168,101
Money Market Fund	0.1	313,530

	100.0%	$270,675,933

The summary of inputs used to value investments as of June 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Brazil	$60,687,515	$—	$—	$60,687,515
Canada	13,335,769	—	—	13,335,769
Luxembourg	12,081,838	—	—	12,081,838
Mexico	3,563,177	—	—	3,563,177
Netherlands	23,350,910	—	—	23,350,910
Russia	11,564,649	—	—	11,564,649
South Korea	18,388,722	—	—	18,388,722
United Kingdom	32,892,450	—	—	32,892,450
United States	94,497,373	—	—	94,497,373
Money Market Funds	12,241,530	115,952	—	12,357,482
Capital Support Agreement	—	—	229,794	229,794

Total	$282,603,933	$115,952	$229,794	$282,949,679

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2010:

Balance as of 12/31/09	$231,154
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,360)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/10	$229,794

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2010 (unaudited)

	Agribusiness ETF	Coal ETF	Global Alternative Energy ETF	Gold Miners ETF

Assets:
Investments, at value (1) (2)	$1,382,361,599	$242,318,283	$141,004,242	$7,403,932,483
Short term investment held as collateral for securities loaned (3)	52,171,579	175,514	32,394,401	85,408,906
Capital Support Agreement	799,819	72,364	420,940	1,153,230
Cash	–	–	–	–
Cash denominated in foreign currency (4)	603,356	1,920	153,083	–
Receivables:
Investment securities sold	11,190,266	–	2,720,067	23,660,704
Shares sold	1,505	–	–	73,585,569
Dividends and Interest	2,587,956	996,652	146,563	623,667
Unrealized appreciation on forward foreign currency contracts	3,585	–	–	–
Prepaid expenses	4,809	1,092	1,130	17,009

Total assets	1,449,724,474	243,565,825	176,840,426	7,588,381,568

Liabilities:
Payables:
Investment securities purchased	–	–	–	73,586,679
Collateral for securities loaned	53,837,636	326,251	33,271,236	87,811,133
Shares redeemed	10,969,771	–	2,774,171	23,660,323
Due to Adviser	668,144	120,863	68,828	3,312,943
Due to custodian	937,114	54,810	–	–
Deferred Trustee fees	59,958	11,542	10,267	191,075
Unrealized depreciation on forward foreign currency contracts	–	–	–	–
Accrued expenses	648,781	192,139	157,924	578,727

Total liabilities	67,121,404	705,605	36,282,426	189,140,880

NET ASSETS	$1,382,603,070	$242,860,220	$140,558,000	$7,399,240,688

Shares outstanding	37,900,000	8,100,000	7,600,000	142,302,500

Net asset value, redemption and offering price per share	$36.48	$29.98	$18.49	$52.00

Aggregate paid in capital	$1,982,984,388	$451,921,855	$405,167,444	$6,759,833,941
Net unrealized appreciation (depreciation)	(286,087,197)	(55,733,316)	(73,673,593)	711,320,168
Undistributed (accumulated) net investment income (loss)	9,424,376	1,400,395	534,843	(11,129,069)
Accumulated net realized loss	(323,718,497)	(154,728,714)	(191,470,694)	(60,784,352)

	$1,382,603,070	$242,860,220	$140,558,000	$7,399,240,688

(1) Value of securities on loan	$52,334,064	$314,751	$28,040,924	$83,585,229

(2) Cost of Investments	$1,667,572,957	$297,975,393	$214,212,583	$6,691,363,317

(3) Cost of short term investment held as collateral for securities loaned	$53,837,636	$326,251	$33,271,236	$87,811,133

(4) Cost of cash denominated in foreign currency	$603,004	$1,922	$153,551	$–

See Notes to Financial Statements

Junior Gold Miners ETF	Nuclear Energy ETF	RVE Hard Assets Producers ETF	Solar Energy ETF	Steel ETF

$1,193,492,856	$150,796,425	$121,127,788	$21,366,242	$270,675,933

35,864,000	16,155,358	1,793,000	4,953,577	12,043,952
–	99,800	–	38,799	229,794
–	–	65,894	–	435
23,921,769	411,966	74,002	13,559	–

–	–	–	–	50,882,716
–	–	–	–	27,337,181
197,125	168,035	176,906	36,538	922,231

–	–	–	–	–
–	750	128	118	672

1,253,475,750	167,632,334	123,237,718	26,408,833	362,092,914

23,921,763	–	74,894	–	44,733,411
35,864,000	16,363,247	1,793,000	5,034,397	12,522,624
–	–	–	–	33,954,433
550,749	58,733	41,413	4,386	128,641
–	86,740	–	–	–
8,653	7,387	1,752	1,005	13,278

–	3,928	389	–	–
138,224	107,240	156,793	80,623	139,348

60,483,389	16,627,275	2,068,241	5,120,411	91,491,735

$1,192,992,361	$151,005,059	$121,169,477	$21,288,422	$270,601,179

43,500,000	8,100,000	4,300,000	2,200,000	5,150,000

$27.43	$18.64	$28.18	$9.68	$52.54

$1,156,606,299	$298,052,463	$133,966,532	$57,056,455	$396,436,623
67,651,924	(54,210,562)	(11,986,901)	(7,953,873)	(69,496,426)

(1,762,443)	180,384	717,250	119,367	2,301,729
(29,503,419)	(93,017,226)	(1,527,404)	(27,933,527)	(58,640,747)

$1,192,992,361	$151,005,059	$121,169,477	$21,288,422	$270,601,179

$33,724,434	$15,713,115	$1,627,292	$4,773,456	$12,232,865

$1,126,306,562	$204,891,602	$133,115,043	$29,277,186	$339,923,481

$35,864,000	$16,363,247	$1,793,000	$5,034,397	$12,522,624

$24,339,347	$411,670	$73,640	$13,579	$–

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2010 (unaudited)

	Agribusiness ETF	Coal ETF	Global Alternative Energy ETF	Gold Miners ETF

Income:
Dividends	$15,996,106	$2,751,914	$552,849	$19,457,803
Interest	101	24	88	572
Securities lending income	248,737	12,624	607,978	806,476
Foreign taxes withheld	(1,195,965)	(184,555)	(78,147)	(1,839,366)

Total income	15,048,979	2,580,007	1,082,768	18,425,485

Expenses:
Management fees	4,754,441	930,942	454,058	15,164,363
Professional fees	50,854	17,088	12,266	237,973
Insurance	24,603	3,075	3,077	81,555
Trustees’ fees and expenses	33,425	6,707	3,086	112,276
Reports to shareholders	96,048	19,211	12,118	190,840
Indicative optimized portfolio value fee	55,660	7,582	7,513	7,200
Custodian fees	178,081	70,332	27,723	107,371
Registration fees	19,915	8,406	510	66,475
Transfer agent fees	1,218	1,467	1,217	477
Fund accounting fees	59,299	24,036	5,049	—
Interest	37,130	1,768	714	994
Other	15,655	10,288	7,906	50,217

Total expenses	5,326,329	1,100,902	535,237	16,019,741
Waiver of management fees	—	—	—	—

Net expenses	5,326,329	1,100,902	535,237	16,019,741

Net investment income (loss)	9,722,650	1,479,105	547,531	2,405,744

Net realized gain (loss) on:
Investments	(57,999,677)	(11,289,503)	(17,190,249)	(11,945,208)
In-kind redemptions	91,177,943	45,088,159	2,202,553	411,800,072
Forward foreign currency contracts and foreign currency transactions	(412,677)	4,835	(23,314)	—

Net realized gain (loss)	32,765,589	33,803,491	(15,011,010)	399,854,864

Change in unrealized appreciation (depreciation) on:
Investments	(361,411,718)	(100,940,113)	(39,871,959)	358,822,956
Forward foreign currency contracts and foreign denominated assets and liabilities	(3,622)	2,931	(6,566)	—

Change in net unrealized appreciation (depreciation)	(361,415,340)	(100,937,182)	(39,878,525)	358,822,956

Net Increase (decrease) in Net Assets Resulting from Operations	$(318,927,101)	$(65,654,586)	$(54,342,004)	$761,083,564

See Notes to Financial Statements

Junior Gold Miners ETF	Nuclear Energy ETF	RVE Hard Assets Producers ETF	Solar Energy ETF	Steel ETF

$747,742	$1,570,072	$1,099,470	$54,028	$3,380,703
53	—	9	17	52
188,822	99,099	19,623	156,106	76,120
(47,783)	(90,547)	(70,727)	(5,933)	(100,578)

888,834	1,578,624	1,048,375	204,218	3,356,297

2,398,235	430,812	249,655	70,886	947,789
27,270	11,358	9,564	6,769	15,689
—	3,077	1,538	1,540	4,614
12,247	2,800	2,203	492	9,849
26,838	6,751	8,697	2,326	19,326
8,282	12,492	6,106	6,296	7,628
97,252	4,399	52,604	9,822	13,434
22,823	4,458	7,370	3,481	16,116
1,033	1,236	996	1,297	1,255
22,665	15,176	14,355	18,279	14,621
—	1,680	73	50	1,249
2,740	2,813	9,817	2,202	3,330

2,619,385	497,052	362,978	123,440	1,054,900
—	—	(38,352)	(31,237)	(11,169)

2,619,385	497,052	324,626	92,203	1,043,731

(1,730,551)	1,081,572	723,749	112,015	2,312,566

(21,118,027)	(20,351,085)	(511,482)	(7,120,898)	(9,538,081)
9,899,572	611,105	904,743	442,234	47,309,845

(968,465)	(54,062)	(24,711)	1,980	—

(12,186,920)	(19,794,042)	368,550	(6,676,684)	37,771,764

70,926,167	(14,680,428)	(20,773,597)	(6,672,501)	(99,855,754)
468,383	(4,824)	(275)	(1,049)	—

71,394,550	(14,685,252)	(20,773,872)	(6,673,550)	(99,855,754)

$57,477,079	$(33,397,722)	$(19,681,573)	$(13,238,219)	$(59,771,424)

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Agribusiness ETF		Coal ETF

	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009

	(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$9,722,650	$20,156,164	$1,479,105	$3,944,072
Net realized gain (loss)	32,765,589	(182,386,187)	33,803,491	(76,356,507)
Change in net unrealized appreciation (depreciation)	(361,415,340)	720,903,457	(100,937,182)	299,147,371

Net increase (decrease) in net assets resulting from operations	(318,927,101)	558,673,434	(65,654,586)	226,734,936

Distributions to shareholders from:
Net investment income	–	(19,116,600)	–	(3,588,200)

Share transactions:**
Proceeds from sale of shares	273,828,090	1,100,082,180	66,731,159	159,742,065
Cost of shares redeemed	(564,671,689)	(326,278,960)	(176,744,466)	(132,359,198)

Increase (decrease) in net assets resulting from share transactions	(290,843,599)	773,803,220	(110,013,307)	27,382,867
Total increase (decrease) in net assets	(609,770,700)	1,313,360,054	(175,667,893)	250,529,603

Net Assets, beginning of period	1,992,373,770	679,013,716	418,528,113	167,998,510

Net Assets, end of period+	$1,382,603,070	$1,992,373,770	$242,860,220	$418,528,113

+ Including undistributed (accumulated) net investment income (loss)	$9,424,376	$(298,274)	$1,400,395	$(78,710)

** Shares of Common Stock Issued (no par value)
Shares sold	6,150,000	30,500,000	1,700,000	5,800,000
Shares redeemed	(13,850,000)	(9,400,000)	(5,250,000)	(5,700,000)

Net increase (decrease)	(7,700,000)	21,100,000	(3,550,000)	100,000

*	Commencement of operations

See Notes to Financial Statements

Global Alternative Energy ETF		Gold Miners ETF		Junior Gold Miners ETF

Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	For the Period November 10, 2009* through December 31, 2009

(unaudited)		(unaudited)		(unaudited)

$547,531	$720,686	$2,405,744	$(32,257)	$(1,730,551)	$(275,079)
(15,011,010)	(104,508,717)	399,854,864	650,640,712	(12,186,920)	(16,183,256)
(39,878,525)	121,434,055	358,822,956	699,061,938	71,394,550	(3,742,626)

(54,342,004)	17,646,024	761,083,564	1,349,670,393	57,477,079	(20,200,961)

–	(102,000)	–	(13,331,378)	–	–

5,672,030	34,741,846	2,864,043,102	4,224,196,004	518,063,756	690,441,658
(23,416,606)	(32,399,439)	(1,794,414,883)	(2,664,369,328)	(43,391,606)	(9,397,565)

(17,744,576)	2,342,407	1,069,628,219	1,559,826,676	474,672,150	681,044,093

(72,086,580)	19,886,431	1,830,711,783	2,896,165,691	532,149,229	660,843,132
212,644,580	192,758,149	5,568,528,905	2,672,363,214	660,843,132	–

$140,558,000	$212,644,580	$7,399,240,688	$5,568,528,905	$1,192,992,361	$660,843,132

$534,843	$(12,688)	$(11,129,069)	$(13,534,813)	$(1,762,443)	$(31,892)

250,000	1,450,000	59,700,000	105,100,000	19,500,000	25,950,000
(1,100,000)	(1,350,000)	(38,050,000)	(63,750,000)	(1,600,000)	(350,000)

(850,000)	100,000	21,650,000	41,350,000	17,900,000	25,600,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS
(continued)

	Nuclear Energy ETF		RVE Hard Assets Producers ETF

	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009

	(unaudited)		(unaudited)
Operations:
Net investment income	$1,081,572	$1,534,020	$723,749	$719,080
Net realized gain (loss)	(19,794,042)	(46,526,629)	368,550	4,633,294
Change in net unrealized appreciation (depreciation)	(14,685,252)	68,382,690	(20,773,872)	10,389,844

Net increase (decrease) in net assets resulting from operations	(33,397,722)	23,390,081	(19,681,573)	15,742,218

Distributions to shareholders from:
Net investment income	–	(2,884,200)	–	(716,300)
Return of capital	–	–	–	–

Total distributions	–	(2,884,200)	–	(716,300)

Share transactions:**
Proceeds from sale of shares	31,968,513	33,054,000	52,422,811	87,666,483
Cost of shares redeemed	(4,967,921)	(31,223,140)	(8,965,888)	(29,727,513)

Increase (decrease) in net assets resulting from share transactions	27,000,592	1,830,860	43,456,923	57,938,970

Total increase (decrease) in net assets	(6,397,130)	22,336,741	23,775,350	72,964,888
Net Assets, beginning of period	157,402,189	135,065,448	97,394,127	24,429,239

Net Assets, end of period+	$151,005,059	$157,402,189	$121,169,477	$97,394,127

+ Including undistributed (accumulated) net investment income (loss)	$180,384	$(901,188)	$717,250	$(6,499)

** Shares of Common Stock Issued (no par value)
Shares sold	1,400,000	1,500,000	1,700,000	2,900,000
Shares redeemed	(250,000)	(1,550,000)	(300,000)	(1,050,000)

Net increase (decrease)	1,150,000	(50,000)	1,400,000	1,850,000

See Notes to Financial Statements

Solar Energy ETF		Steel ETF

Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009

(unaudited)		(unaudited)

$112,015	$219,709	$2,312,566	$5,811,561
(6,676,684)	(15,680,232)	37,771,764	(8,704,094)
(6,673,550)	18,645,353	(99,855,754)	148,534,719

(13,238,219)	3,184,830	(59,771,424)	145,642,186

–	(189,200)	–	(5,802,387)
–	–	–	(433,313)

–	(189,200)	–	(6,235,700)

2,345,044	12,800,281	159,559,188	353,050,552
(2,096,996)	–	(220,133,365)	(191,264,516)

248,048	12,800,281	(60,574,177)	161,786,036

(12,990,171)	15,795,911	(120,345,601)	301,192,522
34,278,593	18,482,682	390,946,780	89,754,258

$21,288,422	$34,278,593	$270,601,179	$390,946,780

$119,367	$7,352	$2,301,729	$(10,837)

200,000	900,000	2,550,000	7,900,000
(200,000)	–	(3,750,000)	(4,600,000)

–	900,000	(1,200,000)	3,300,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	Agribusiness ETF

	Six Months Ended June 30, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008	For the Period August 31, 2007* through December 31, 2007

	(unaudited)
Net Asset Value, Beginning of Period	$43.69		$27.71	$56.73	$40.90

Income from Investment Operations:
Net Investment Income (Loss)	0.26		0.45	0.35	—(b	)
Net Realized and Unrealized Gain (Loss) on Investments	(7.47)		15.95	(29.09)	15.83

Total from Investment Operations	(7.21)		16.40	(28.74)	15.83

Less Distributions from:
Net Investment Income	—		(0.42)	(0.28)	—

Total Distributions	—		(0.42)	(0.28)	—

Net Asset Value, End of Period	$36.48		$43.69	$27.71	$56.73

Total Return (a)	(16.50	)%(d)	59.18%	(50.64)%	38.70	%(d)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$1,382,603		$1,992,374	$679,014	$706,245
Ratio of Gross Expenses to Average Net Assets	0.56	%(c)	0.59%	0.59%	0.65	%(c)
Ratio of Net Expenses to Average Net Assets	0.56	%(c)	0.59%	0.59%	0.65	%(c)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.56	%(c)	0.59%	0.58%	0.65	%(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.02	%(c)	1.56%	0.66%	(0.02	)%(c)
Portfolio Turnover Rate	10	%(d)	35%	29%	4	%(d)

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(b)	Amount represents less than +/- $0.005 per share
(c)	Annualized.
(d)	Not annualized.
*	Commencement of operations.

See Notes to Financial Statements

Coal ETF					Global Alternative Energy ETF

Six Months Ended June 30, 2010		Year Ended December 31, 2009	For the Period January 10, 2008* through December 31, 2008		Six Months Ended June 30, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008	For the Period May 3, 2007* through December 31, 2007

(unaudited)					(unaudited)
$35.93		$14.55	$40.39		$25.17		$23.08	$59.50	$39.68

0.18		0.34	0.10		0.07		0.09	0.15	—(b	)
(6.13)		21.35	(25.85)		(6.75)		2.01	(36.43)	19.82

(5.95)		21.69	(25.75)		(6.68)		2.10	(36.28)	19.82

—		(0.31)	(0.09)		—		(0.01)	(0.14)	—

—		(0.31)	(0.09)		—		(0.01)	(0.14)	—

$29.98		$35.93	$14.55		$18.49		$25.17	$23.08	$59.50

(16.56	)%(d)	149.05%	(63.75	)%(d)	(26.54	)%(d)	9.11%	(60.98)%	49.95	%(d)

$242,860		$418,528	$167,999		$140,558		$212,645	$192,758	$238,018
0.59	%(c)	0.64%	0.62	%(c)	0.59	%(c)	0.66%	0.62%	0.73	%(c)
0.59	%(c)	0.64%	0.62	%(c)	0.59	%(c)	0.66%	0.62%	0.65	%(c)
0.59	%(c)	0.63%	0.61	%(c)	0.59	%(c)	0.65%	0.60%	0.65	%(c)
0.80	%(c)	1.51%	0.53	%(c)	0.60	%(c)	0.34%	0.46%	0.01	%(c)
14	%(d)	50%	47	%(d)	15	%(d)	50%	29%	5	%(d)

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
(continued)

For a share outstanding throughout the period:

	Gold Miners ETF

	Six Months Ended June 30, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	For the Period May 16, 2006* through December 31, 2006

	(unaudited)
Net Asset Value, Beginning of Period	$46.15		$33.70	$45.89	$39.87	$39.72

Income from Investment Operations:
Net Investment Income (Loss)	0.03		0.05	0.43	0.11	0.11
Net Realized and Unrealized Gain (Loss) on Investments	5.82		12.51	(12.62)	6.66	0.16

Total from Investment Operations	5.85		12.56	(12.19)	6.77	0.27

Less Distributions from:
Net Investment Income	—		(0.11)	—	(0.75)	(0.12)

Net Asset Value, End of Period	$52.00		$46.15	$33.70	$45.89	$39.87

Total Return (a)	12.68	%(d)	37.27%	(26.56)%	16.97%	0.67	%(d)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$7,399,241		$5,568,529	$2,672,363	$1,436,430	$440,696
Ratio of Gross Expenses to Average Net Assets	0.53	%(c)	0.54%	0.56%	0.59%	0.68	%(c)
Ratio of Net Expenses to Average Net Assets	0.53	%(c)	0.54%	0.55%	0.55%	0.55	%(c)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.53	%(c)	0.54%	0.55%	0.55%	0.55	%(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.08	%(c)	0.00%	0.15%	0.08%	0.69	%(c)
Portfolio Turnover Rate	1	%(d)	12%	13%	1%	4	%(d)

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(b)	Amount represents less than +/- $0.005 per share

(c)	Annualized.

(d)	Not annualized.

*	Commencement of operations.

See Notes to Financial Statements

Junior Gold Miners ETF				Nuclear Energy ETF

Six Months Ended June 30, 2010		For the Period November 10, 2009* through December 31, 2009		Six Months Ended June 30, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008	For the Period August 13, 2007* through December 31, 2007

(unaudited)				(unaudited)
$25.81		$24.72		$22.65		$19.30	$35.62	$40.18

(0.04)		(0.01)		0.15		0.22	1.27	0.05
1.66		1.10		(4.16)		3.55	(17.59)	(2.66)

1.62		1.09		(4.01)		3.77	(16.32)	(2.61)

–		–		–		(0.42)	–	(1.95)

$27.43		$25.81		$18.64		$22.65	$19.30	$35.62

6.28	%(d)	4.41	%(d)	(17.70	)%(d)	19.52%	(45.82)%	(6.51	)%(d)

$1,192,992		$660,843		$151,005		$157,402	$135,065	$126,453
0.54	%(c)	0.59	%(c)	0.58	%(c)	0.66%	0.61%	0.71	%(c)
0.54	%(c)	0.59	%(c)	0.58	%(c)	0.66%	0.61%	0.65	%(c)

0.54	%(c)	0.59	%(c)	0.58	%(c)	0.63%	0.61%	0.65	%(c)

(0.36	)%(c)	(0.43	)%(c)	1.26	%(c)	1.00%	1.31%	0.01	%(c)
17	%(d)	20	%(d)	21	%(d)	45%	23%	10	%(d)

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
(continued)

For a share outstanding throughout the period:

	RVE Hard Assets Producers ETF

	Six Months Ended June 30, 2010		Year Ended December 31, 2009	For the Period August 29, 2008* through December 31, 2008

	(unaudited)

Net Asset Value, Beginning of Period	$33.58		$23.27	$39.60

Income from Investment Operations:
Net Investment Income (Loss)	0.17		0.26	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(5.57)		10.30	(16.31)

Total from Investment Operations	(5.40)		10.56	(16.26)

Less Distributions from:
Net Investment Income	–		(0.25)	(0.07)
Short-Term Capital Gains	–		–	–
Return of Capital	–		–	–

Total Distributions	–		(0.25)	(0.07)

Net Asset Value, End of Period	$28.18		$33.58	$23.27

Total Return (a)	(16.08	)%(d)	45.36%	(41.07	)%(d)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$121,169		$97,394	$24,429
Ratio of Gross Expenses to Average Net Assets	0.73	%(c)	0.98%	2.20	%(c)
Ratio of Net Expenses to Average Net Assets	0.65	%(c)	0.65%	0.75	%(c)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.65	%(c)	0.65%	0.65	%(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.45	%(c)	1.38%	1.49	%(c)
Portfolio Turnover Rate	8	%(d)	28%	19	%(d)

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(b)	Amount represents less than +/- $0.005 per share
(c)	Annualized.
(d)	Not annualized.
*	Commencement of operations.

See Notes to Financial Statements

Solar Energy ETF					Steel ETF

Six Months Ended June 30, 2010		Year Ended December 31, 2009	For the Period April 21, 2008* through December 31, 2008		Six Months Ended June 30, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	For the Period October 10, 2006* through December 31, 2006

(unaudited)					(unaudited)
$15.58		$14.22	$40.68		$61.57		$29.43	$85.02	$46.38	$40.51

0.05		0.10	–	(b)	0.45		0.92	1.12	0.53	0.08
(5.95)		1.35	(26.46)		(9.48)		32.20	(55.35)	38.60	5.94

(5.90)		1.45	(26.46)		(9.03)		33.12	(54.23)	39.13	6.02

–		(0.09)	–		–		(0.92)	(1.31)	(0.49)	(0.08)
–		–	–		–		–	(0.05)	–	(0.01)
–		–	–		–		(0.06)	–	–	(0.06)

–		(0.09)	–		–		(0.98)	(1.36)	(0.49)	(0.15)

$9.68		$15.58	$14.22		$52.54		$61.57	$29.43	$85.02	$46.38

(37.87	)%(d)	10.17%	(65.04	)%(d)	(14.67	)%(d)	112.51%	(63.79)%	84.36%	14.85	%(d)

$21,288		$34,279	$18,483		$270,601		$390,947	$89,754	$250,821	$41,740
0.87	%(c)	0.96%	1.23	%(c)	0.56	%(c)	0.59%	0.60%	0.62%	1.34	%(c)
0.65	%(c)	0.66%	0.65	%(c)	0.55	%(c)	0.56%	0.55%	0.55%	0.54	%(c)
0.65	%(c)	0.65%	0.65	%(c)	0.55	%(c)	0.55%	0.55%	0.55%	0.54	%(c)
0.79	%(c)	0.86%	(0.02	)%(c)	1.22	%(c)	2.79%	1.44%	1.15%	0.79	%(c)
24	%(d)	51%	52	%(d)	4	%(d)	19%	21%	5%	1	%(d)

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
June 30, 2010 (unaudited)

Note 1–Fund Organization–Market Vectors ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of June 30, 2010, offers twenty five investment portfolios.

These financial statements relate only to the following investment portfolios: Agribusiness ETF, Coal ETF, Global Alternative Energy ETF, Gold Miners ETF, Junior Gold Miners ETF, Nuclear Energy ETF, RVE Hard Asset Producers ETF, Solar Energy ETF, and Steel ETF (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index sponsored, licensed or managed by the NYSE Euronext, Deutsche Börse AG, Ardour Global Indexes, LLC, Stowe Global Indexes LLC, 4asset-management GmbH and S-Network Global Indexes, LLC.

The Funds’ commencement of operations dates and their respective Indices are presented below:

Fund	Commencement of Operations	Index

Agribusiness ETF	August 31, 2007	DAXglobal® Agribusiness Index
Coal ETF	January 10, 2008	Stowe Coal Index®
Global Alternative Energy ETF	May 03, 2007	Ardour Global IndexSM (Extra Liquid)
Gold Miners ETF	May 16, 2006	NYSE Arca Gold Miners Index
Junior Gold Miners ETF	November 10, 2009	Market Vectors Junior Gold Miners Index
Nuclear Energy ETF	August 13, 2007	DAXglobal® Nuclear Energy Index
RVE Hard Assets Producers ETF	August 29, 2008	Rogers™—Van Eck Hard Assets Producers Index
Solar Energy ETF	April 21, 2008	Ardour Solar Energy IndexSM
Steel ETF	October 10, 2006	NYSE Arca Steel Index

Note 2–Significant Accounting Policies–The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.

Security Valuation–Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments. Money market fund investments are valued at net asset value. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

B.

Federal Income Taxes–It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.

Dividends and Distributions to Shareholders–Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.

Currency Translation–Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gains and losses from foreign currency transactions.

E.

Other–Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization of premiums and discounts, is accrued as earned.

F.

Restricted Securities–The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Funds’ Schedules of Investments.

G.

Use of Derivative Instruments–The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Funds’ derivatives and hedging activities. Details of this disclosure are found below.

NOTES TO FINANCIAL STATEMENTS
(continued)

At June 30, 2010, the Funds had the following derivatives (not designated as hedging instruments):

	Asset derivatives	Liability derivatives

	Foreign exchange risk	Foreign exchange risk

Agribusiness ETF
Forward foreign currency contracts[1]	$3,585	$–
Nuclear Energy ETF
Forward foreign currency contracts[2]	–	3,928
RVE Hard Assets Producers ETF
Forward foreign currency contracts[2]	–	389

[1]	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency contracts
[2]	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency contracts

The impact of transactions in derivative instruments, during the period ended June 30, 2010, were as follows:

Foreign exchange risk

Agribusiness ETF
Realized gain(loss):
Forward foreign currency contracts[3]	$16,907
Change in appreciation (depreciation):
Forward foreign currency contracts[4]	3,585
Nuclear Energy ETF
Realized gain(loss):
Forward foreign currency contracts[3]	47,773
Change in appreciation (depreciation):
Forward foreign currency contracts[4]	(3,928)
RVE Hard Assets Producers ETF
Realized gain(loss):
Forward foreign currency contracts[3]	(6,276)
Change in appreciation (depreciation):
Forward foreign currency contracts[4]	(389)

[3]	Statements of Operations location: Net realized gain (loss) on forward foreign currency contracts and foreign currency transactions
[4]	Statements of Operations location: Change in unrealized appreciation (depreciation) on forward foreign currency contracts and foreign denominated assets and liabilities.

Forward Foreign Currency Contracts–The Funds are subject to foreign currency risk in the normal course of pursuing its investment objectives. The Funds may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities. In addition, the Funds may enter into forward foreign currency contracts to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts are included in realized gain (loss) on forward foreign currency contracts and foreign currency transactions. The Funds may incur additional risk from investments in forward foreign currency contracts if the counterparty is unable to fulfill its obligation or there are unanticipated movements of the foreign currency relative to the U.S. dollar.

The Funds had the following open forward foreign currency contracts as of June 30, 2010:

	Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation (depreciation)

Agribusiness ETF
	MYR	2,231,617	USD	692,834	07/01/10	$3,531
	MYR	733,490	USD	226,560	07/05/10	54

Net unrealized appreciation on forward foreign currency contracts						$3,585

Nuclear Energy ETF
	EUR	100,589	USD	122,316	07/02/10	$(895)
	JPY	31,518,967	USD	353,154	07/02/10	(3,033)

Net unrealized depreciation on forward foreign currency contracts						$(3,928)

RVE Hard Assets Producers ETF
	HKD	74,118	USD	9,521	07/06/10	$2
	JPY	349,573	USD	3,917	07/02/10	(34)
	USD	1,409	HKD	10,962	07/01/10	(1)
	USD	67,457	MYR	217,279	07/01/10	(345)
	ZAR	48,853	USD	6,384	07/02/10	(11)

Net unrealized depreciation on forward foreign currency contracts						$(389)

Currency type abbreviations:
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
MYR	Malaysian Ringgit
USD	United States Dollar
ZAR	South African Rand

Note 3–Investment Management and Other Agreements–The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.50% of each Fund’s average daily net assets. The Adviser has agreed, at least until May 1, 2011 to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense caps, excluding interest expense, listed in the table below.

The current expense caps and the amounts waived by the Adviser for the period ended June 30, 2010, are as follows:

Fund	Expense Cap	Waiver of Management Fees

Agribusiness ETF	0.56%	$–
Coal ETF	0.59	–
Global Alternative Energy ETF	0.62	–
Gold Miners ETF	0.53	–
Junior Gold Miners ETF	0.59	–
Nuclear Energy ETF	0.62	–
RVE Hard Assets Producers ETF	0.65	38,352
Solar Energy ETF	0.65	31,237
Steel ETF	0.55	11,169

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

NOTES TO FINANCIAL STATEMENTS
(continued)

Note 4–Investments–For the period ended June 30, 2010, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding capital share transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold

Agribusiness ETF	$178,290,010	$181,228,098
Coal ETF	50,457,738	49,083,601
Global Alternative Energy ETF	27,219,005	26,409,862
Gold Miners ETF	218,904,909	70,058,624
Junior Gold Miners ETF	160,249,312	162,144,411
Nuclear Energy ETF	35,463,828	34,674,946
RVE Hard Assets Producers ETF	9,702,478	7,872,431
Solar Energy ETF	6,557,429	6,644,094
Steel ETF	37,888,794	15,795,083

Note 5–Income Taxes–As of June 30, 2010, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Agribusiness ETF	$1,755,471,213	$60,825,561	$(380,963,777)	$(320,138,216)
Coal ETF	300,876,723	8,964,725	(67,275,287)	(58,310,562)
Global Alternative Energy ETF	249,775,847	11,127,624	(87,083,888)	(75,956,264)
Gold Miners ETF	6,791,910,352	835,667,826	(137,083,559)	698,584,267
Junior Gold Miners ETF	1,173,281,470	134,904,613	(78,829,227)	56,075,386
Nuclear Energy ETF	227,256,978	5,777,667	(65,983,062)	(60,205,395)
RVE Hard Assets Producers ETF	134,995,228	3,175,319	(15,249,759)	(12,074,440)
Solar Energy ETF	35,472,795	1,508,262	(10,622,439)	(9,114,177)
Steel ETF	352,510,530	519,293	(70,080,144)	(69,560,851)

No dividends or distributions have been paid so far this year. The tax character of dividends paid to shareholders during the year ended December 31, 2009 is as follows:

	2009 Dividends

Fund	Ordinary Income	Return of Capital

Agribusiness ETF	$19,116,600	$–
Coal ETF	3,588,200	–
Global Alternative Energy ETF	102,000	–
Gold Miners ETF	13,331,378	–
Junior Gold Miners ETF	–	–
Nuclear Energy ETF	2,884,200	–
RVE Hard Assets Producers ETF	716,300	–
Solar Energy ETF	189,200	–
Steel ETF	5,802,387	433,313

The Funds’ recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (tax years ended December 31, 2006-2009), or expected to be taken in the Funds’ current tax year. Therefore, no provision for income tax is required in the Funds’ financial statements.

Note 6-Capital Share Transactions–As of June 30, 2010, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 50,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended June 30, 2010 the Trust had in-kind contributions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions

Agribusiness ETF	$256,881,557	$533,262,647
Coal ETF	66,719,508	176,489,708
Global Alternative Energy ETF	5,355,395	23,103,270
Gold Miners ETF	2,859,059,227	1,935,606,313
Junior Gold Miners ETF	518,035,442	43,386,062
Nuclear Energy ETF	31,946,689	4,698,963
RVE Hard Assets Producers ETF	51,003,085	8,721,760
Solar Energy ETF	2,344,371	1,891,232
Steel ETF	165,332,242	245,155,172

Note 7–Concentration of Risk–The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 8–Trustee Deferred Compensation Plan–The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the deferred compensation plan is included in “Trustees fees and expenses” in the Statements of Operations. The liability for the deferred compensation plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York, the securities lending agent and also the Fund’s custodian. The Funds may lend up to 50% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the Dreyfus Government Cash Management Fund and the Bank of New York Institutional Cash Reserve (“BNY Fund”). Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the securities lending agent. The Funds bear the risk of delay in recovery of,

NOTES TO FINANCIAL STATEMENTS
(continued)

or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The loans outstanding and the collateral received at the end of the period were as follows:

Fund	Value of Securities Loaned	Value of Collateral

Agribusiness ETF	$52,334,064	$52,171,579
Coal ETF	314,751	175,514
Global Alternative Energy ETF	28,040,924	32,394,401
Gold Miners ETF	83,585,229	85,408,906
Junior Gold Miners ETF	33,724,434	35,864,000
Nuclear Energy ETF	15,713,115	16,155,358
RVE Hard Assets Producers ETF	1,627,292	1,793,000
Solar Energy ETF	4,773,456	4,953,577
Steel ETF	12,232,865	12,043,952

At June 30, 2010, BNY Fund’s NAV was below $1.00 per share, which affected the NAV of the Funds with securities loans outstanding. In 2008, two holdings of the BNY Funds, which were issued by Lehman Brothers, Inc. (“Lehman”), filed for protection under Chapter 11 of the United States Bankruptcy Code. These Lehman holdings are currently held by the BNY Fund in a separate Series B class. The Funds have been valuing their allocated share of the Lehman securities at actual market value, resulting in an unrealized loss until they are adjudicated in U.S. Bankruptcy Court. The market value of the Funds’ investment in the BNY Fund, Series B, as of June 30, 2010 is reflected in the Funds’ Schedules of Investments. If it were necessary to liquidate assets in the BNY Fund to meet returns on outstanding securities loans at a time when the BNY Fund’s price per share was less than $1.00, the Funds may not receive an amount from the BNY Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall. The BNY Fund is not a money market fund that operates in accordance with Rule 2a-7 under the 1940 Act and there is no assurance that it will maintain a $1.00 share price. The Funds affected are as follows:

Fund	Cost of Lehman Securities	Value of Lehman Securities

Agribusiness ETF	$2,069,636	$403,579
Coal ETF	187,251	36,514
Global Alternative Energy ETF	1,089,236	212,401
Gold Miners ETF	2,984,133	581,906
Nuclear Energy ETF	258,247	50,358
Solar Energy ETF	100,397	19,577
Steel ETF	594,624	115,952

Note 10–BNY Mellon Capital Support Agreement–On December 15, 2009, the Funds entered into a Capital Support Agreement (the “Agreement”) with BNY Mellon to provide capital support to those Funds that have investments in Series B shares of the BNY Fund representing the segregated investments in two securities issued by Lehman Brothers Inc. (“Lehman”). BNY Mellon has agreed to provide capital support to mitigate the Funds’ loss in BNY Fund resulting from the Lehman bankruptcy on September 16, 2008. Under the terms of the Agreement, BNY Mellon will provide a guaranteed recovery on Series B shares of BNY Fund representing 80% of the par value of the Lehman securities, provided that certain conditions are met by the Funds affected including continued participation by the Funds in the BNY Mellon securities lending program, retention of disposition discretion of the Lehman securities with BNY Mellon and a three year vesting period which commenced on September 15, 2008. Should BNY Mellon not sell the Lehman securities prior to the end of the three year vesting period, the affected Funds will have the option to sell the Lehman securities to BNY Mellon at the guaranteed recovery rate.

Note 11–Bank Line of Credit–The Funds may participate in a $20 million committed credit facility (“Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2010, there were no borrowings by the Funds under this Facility.

Note 12—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended June 30, 2010, there were no offsets of custodial fees.

Note 13—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and there were no material events requiring recording or disclosure.

APPROVAL OF MANAGEMENT AGREEMENT
(unaudited)

At a meeting held on June 25, 2010 (the “Meeting”), the Board, including all of the Independent Trustees, approved investment management agreements between the Trust and the Adviser (each an “Investment Management Agreement”) with respect to the Market Vectors Minor Metals ETF and Market Vectors MLP ETF (the “Funds”) through June 30, 2011.

The Board’s approval of each Investment Management Agreement was based on a comprehensive consideration of all information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Trustees also received a draft prospectus and statement of additional information for each of the Funds, which described various aspects of each Fund’s investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of each Investment Management Agreement was based, in part, on information obtained through discussions at the Meeting with, among others, management of the Funds and the Adviser, information obtained at prior meetings of the Trustees among themselves and/or with management and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved or proposed to be involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, each Investment Management Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits until at least May 1, 2011. The Trustees also considered information relating to the nature of each Fund’s Underlying Index, the financial condition of the Adviser, pending regulatory inquiries with respect to the Adviser and certain affiliates, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis of the proposed service providers.

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of certain other exchange-traded funds. The Trustees considered information they received regarding the benefits, other than the fees under the Investment Management Agreements, that the Adviser would receive from serving as adviser to each Fund, including those it may receive from providing administrative services to each of the Funds and from an affiliate of the Adviser serving as distributor to each Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of each of the Funds to the Adviser because the Funds had not yet commenced operations. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of each Investment Management Agreement, which will permit the Trustees to consider in the future the extent to which economies of scale may exist and whether the fees paid to the Adviser reflect these economies of scale for the benefit of shareholders. In addition, because the Funds had not yet commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of the Funds although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreements are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of the relevant Fund and such Fund’s shareholders.

* * *

At a meeting held on June 25, 2010 (the “Renewal Meeting”), the Board, including all of the Independent Trustees, approved the continuation of an investment management agreement between the Trust and the Adviser (the “Gold Miners Investment Management Agreement”) with respect to the Market Vectors Gold Miners ETF and the continuation of the investment management agreement between the Trust and the Adviser (the “Equity Investment Management Agreement”) with respect to the Market Vectors Africa Index ETF, Agribusiness ETF, Agriculture Producers ETF, Brazil Small-Cap ETF, China All-Cap ETF, China Consumer Discretionary ETF, China Consumer Staples ETF, China Energy ETF, China ETF, China Financials ETF, China Health Care ETF, China Industrials ETF, China Information Technology ETF, China Materials ETF, China Small-Cap ETF, China

Utilities ETF, Coal ETF, Egypt Index ETF, Emerging Europe ex-Russia Index ETF, Energy Producers ETF, Environmental Services ETF, Gaming ETF, GDP Weighted Emerging Markets ETF, GDP Weighted Emerging Markets Small-Cap ETF, GDP Weighted International ex-US ETF, Global Alternative Energy ETF, Global Frontier Index ETF, Gulf States Index ETF, Hard Assets Producers Extra Liquid ETF, India Small-Cap ETF, Indonesia Index ETF, Junior Gold Miners ETF, Kuwait Index ETF, Latin America Small-Cap ETF, Nuclear Energy ETF, Poland ETF, Russia ETF, RVE Hard Assets Producers ETF, Solar Energy ETF, Steel ETF and Vietnam ETF (collectively, the “Equity Funds” and along with Market Vectors Gold Miners ETF, the “Funds”). The Gold Miners Investment Management Agreement and the Equity Investment Management Agreement are collectively referred to as the “Investment Management Agreements.”

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees met on June 9, 2010. At that meeting, the Trustees discussed the information the Adviser and Lipper Inc. (“Lipper”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and (where applicable) the Funds’ peer funds, information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was also based on their review of information obtained through discussions with, among others, management of the Funds and the Adviser at the Renewal Meeting and the June 9, 2010 meeting, and information obtained at other meetings of the Trustees among themselves and/or with management, including the background and experience of the portfolio managers and others involved in the management and administration of the Trust. The Trustees considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including the Adviser’s commitment to waive certain fees and/or pay expenses of the Funds to the extent necessary to prevent the operating expenses of the Funds from exceeding agreed upon limits until at least May 1, 2011. The Trustees noted the Adviser’s commitment to lower the expense ratio at which the Adviser would waive its fees or reimburse expenses of Market Vectors Gold Miners ETF, Market Vectors Agribusiness ETF, and Market Vectors Russia ETF.

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios, especially in light of the performance of those Funds that had commenced operations as of the date of the Renewal Meeting (the “Operating Funds”). In evaluating an Operating Fund’s performance, the Trustees assessed the Operating Funds’ performance based on how well the performance of an Operating Fund tracked the performance of its Underlying Index, using a variety of measurements in this regard, and concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser, pending regulatory inquiries with respect to the Adviser and certain affiliates, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis of the Trust’s other service providers.

As noted above, the Trustees were also provided various data from Lipper comparing the Funds to other exchange-traded funds with respect to expenses, performance and tracking error. The Trustees noted that the information provided showed that a limited number of Funds had expense ratios greater than the median of their peer group of funds. The Trustees noted that these Funds tended to be Funds with smaller asset bases. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Funds were reasonable in light of the quality of services received. The Trustees noted that this comparative data, while generally helpful, was limited in its usefulness in many cases due to the lack of a large number of directly comparable exchange-traded funds.

The Trustees also considered information they received regarding the other benefits received by the Adviser from serving as adviser to the Funds and from providing administrative services to the Funds, and from an affiliate of the Adviser serving as distributor for the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Fund that had commenced operations. The Trustees reviewed the information provided by the Adviser

APPROVAL OF MANAGEMENT AGREEMENT
(continued)

as to the extent to which economies of scale are realized as each Fund grows and whether current fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that neither of the Investment Management Agreements provides for breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees noted that the Funds were still relatively new products, which therefore made it difficult to quantify the potential variability in net assets and thus determine the sustainability of any potential economies of scale which may exist. They also noted the Adviser’s agreement to lower the expense ratio at which the Adviser would waive its fees or reimburse expenses for the three largest ETFs. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and currently reflects an appropriate sharing of any economies of scale which may exist with shareholders. The Trustees also determined that the profits earned by the Adviser in respect of the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the profitability of Market Vectors Agriculture Producers ETF, China All-Cap ETF, China Consumer Discretionary ETF, China Consumer Staples ETF, China Energy ETF, China ETF, China Financials ETF, China Health Care ETF, China Industrials ETF, China Information Technology ETF, China Materials ETF, China Small-Cap ETF, China Utilities ETF, Emerging Europe ex-Russia Index ETF, Energy Producers ETF, GDP Weighted Emerging Markets ETF, GDP Weighted Emerging Markets Small-Cap ETF, GDP Weighted International ex-US ETF, Global Frontier Index ETF, Hard Assets Producers Extra Liquid ETF, India Small-Cap ETF and Kuwait Index ETF to the Adviser because none of those Funds had commenced operations at the time of the Renewal Meeting. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of the Investment Management Agreements after those Funds had commenced operations. In addition, because none of those Funds had commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of those Funds although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their June 9, 2010 meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Equity Investment Management Agreement and Gold Miners Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of the Funds and each Fund’s shareholders.

[This page intentionally left blank]

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser:
Van Eck Associates Corporation

Distributor:
Van Eck Securities Corporation
335 Madison Avenue
New York, NY 10017
vaneck.com

Account Assistance:
1.888.MKT.VCTR

Item 2. CODE OF ETHICS.

     Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors ETF Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Market Vectors ETF Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls over financial reporting subsequent to the date of our evaluation.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ Bruce J. Smith, SVP and CFO
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Date September 7, 2010
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
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Date September 7, 2010
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By (Signature and Title)  /s/ Bruce J. Smith, CFO
                        ---------------------------

Date September 7, 2010
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